UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: February 28, 2026

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SEIMX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class F Shares	$32	0.63%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,589,122	861	$1,486	9%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Cash Equivalent	0.4%
Utilities	1.6%
Nursing Homes	3.2%
Industrial Development	3.2%
Tobacco	3.4%
Power	4.7%
Housing	5.2%
Transportation	5.3%
Water	6.3%
Airports	8.5%
General Obligations	10.5%
Education	10.7%
Health Care	11.5%
General Revenue	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	0.7%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.6%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Southeast Alabama, Energy Authority, Cooperative District, Ser B	5.000%	09/01/33	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIMX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SINYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class Y Shares	$19	0.38%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,589,122	861	$1,486	9%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Cash Equivalent	0.4%
Utilities	1.6%
Nursing Homes	3.2%
Industrial Development	3.2%
Tobacco	3.4%
Power	4.7%
Housing	5.2%
Transportation	5.3%
Water	6.3%
Airports	8.5%
General Obligations	10.5%
Education	10.7%
Health Care	11.5%
General Revenue	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	0.7%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.6%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Southeast Alabama, Energy Authority, Cooperative District, Ser B	5.000%	09/01/33	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SINYX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SUMAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class F Shares	$32	0.63%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$740,340	502	$737	16%

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.1%
Nursing Homes	0.4%
Airports	1.6%
Pollution Control	1.7%
Utilities	2.4%
Power	2.7%
Water	2.8%
Transportation	3.1%
Industrial Development	5.4%
Health Care	9.9%
Education	10.4%
General Obligations	14.1%
General Revenue	21.3%
Housing	25.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky State, Public Energy Authority, Ser A	5.250%	06/01/55	2.5%
City of Andover Kansas, Ser A	3.500%	10/01/28	1.4%
District of Columbia, Ser C	0.000%	06/01/51	1.4%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.2%
Tennergy	5.000%	10/01/54	1.1%
Alachua County, Housing Finance Authority	3.300%	12/01/29	1.0%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	1.0%
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	1.0%
Metrowest Regional Transit Authority, COMWLTH APPROP	3.375%	09/11/26	0.9%
Georgia State, Main Street Natural Gas, Ser A	5.000%	05/01/54	0.9%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SUMAX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SHYMX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class Y Shares	$19	0.38%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$740,340	502	$737	16%

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.1%
Nursing Homes	0.4%
Airports	1.6%
Pollution Control	1.7%
Utilities	2.4%
Power	2.7%
Water	2.8%
Transportation	3.1%
Industrial Development	5.4%
Health Care	9.9%
Education	10.4%
General Obligations	14.1%
General Revenue	21.3%
Housing	25.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky State, Public Energy Authority, Ser A	5.250%	06/01/55	2.5%
City of Andover Kansas, Ser A	3.500%	10/01/28	1.4%
District of Columbia, Ser C	0.000%	06/01/51	1.4%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.2%
Tennergy	5.000%	10/01/54	1.1%
Alachua County, Housing Finance Authority	3.300%	12/01/29	1.0%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	1.0%
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	1.0%
Metrowest Regional Transit Authority, COMWLTH APPROP	3.375%	09/11/26	0.9%
Georgia State, Main Street Natural Gas, Ser A	5.000%	05/01/54	0.9%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SHYMX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

California Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SBDAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class F Shares	$31	0.60%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$228,489	133	$271	7%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Tobacco	0.2%
Cash Equivalent	0.5%
Utilities	0.8%
Pollution Control	0.9%
Transportation	2.0%
Water	2.8%
Nursing Homes	3.2%
Housing	3.8%
Power	6.6%
Airports	8.7%
Health Care	12.3%
Education	16.0%
General Obligations	17.6%
General Revenue	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.2%
California State	5.000%	10/01/35	2.6%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.5%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.3%
California State	5.000%	11/01/31	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.1%
California State	4.000%	08/01/34	2.0%
California State, Various Purpose	5.000%	10/01/29	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SBDAX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

California Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SCYYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class Y Shares	$23	0.45%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$228,489	133	$271	7%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Tobacco	0.2%
Cash Equivalent	0.5%
Utilities	0.8%
Pollution Control	0.9%
Transportation	2.0%
Water	2.8%
Nursing Homes	3.2%
Housing	3.8%
Power	6.6%
Airports	8.7%
Health Care	12.3%
Education	16.0%
General Obligations	17.6%
General Revenue	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.2%
California State	5.000%	10/01/35	2.6%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.5%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.3%
California State	5.000%	11/01/31	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.1%
California State	4.000%	08/01/34	2.0%
California State, Various Purpose	5.000%	10/01/29	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCYYX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SMAAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class F Shares	$33	0.64%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$61,824	72	$79	9%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.8%
Nursing Homes	1.7%
Housing	2.0%
Power	3.6%
Water	5.5%
Airports	7.4%
General Revenue	7.4%
Transportation	8.0%
General Obligations	16.3%
Health Care	20.6%
Education	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.8%
Massachusetts State, Ser C	5.000%	10/01/33	4.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	3.0%
Boston, Ser A	4.000%	11/01/31	2.6%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.3%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Massachusetts State, Development Finance Agency, Amherst College	5.000%	11/01/55	2.0%
Massachusetts Development Finance Agency, Ser N	5.000%	07/01/37	1.9%
Massachusetts Development Finance Agency, Ser F	5.000%	07/01/38	1.9%
Massachusetts Bay, Transportation Authority Sales Tax Revenue, Ser B	5.000%	07/01/37	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMAAX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SMSYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class Y Shares	$25	0.49%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$61,824	72	$79	9%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.8%
Nursing Homes	1.7%
Housing	2.0%
Power	3.6%
Water	5.5%
Airports	7.4%
General Revenue	7.4%
Transportation	8.0%
General Obligations	16.3%
Health Care	20.6%
Education	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.8%
Massachusetts State, Ser C	5.000%	10/01/33	4.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	3.0%
Boston, Ser A	4.000%	11/01/31	2.6%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.3%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Massachusetts State, Development Finance Agency, Amherst College	5.000%	11/01/55	2.0%
Massachusetts Development Finance Agency, Ser N	5.000%	07/01/37	1.9%
Massachusetts Development Finance Agency, Ser F	5.000%	07/01/38	1.9%
Massachusetts Bay, Transportation Authority Sales Tax Revenue, Ser B	5.000%	07/01/37	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMSYX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENJX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class F Shares	$30	0.60%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$94,063	83	$106	4%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Water	1.2%
Cash Equivalent	1.6%
Housing	1.6%
Industrial Development	3.3%
Tobacco	3.9%
General Obligations	6.3%
Airports	7.9%
Transportation	13.9%
Health Care	14.9%
Education	19.9%
General Revenue	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.9%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.5%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SENJX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNJYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class Y Shares	$23	0.45%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$94,063	83	$106	4%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Water	1.2%
Cash Equivalent	1.6%
Housing	1.6%
Industrial Development	3.3%
Tobacco	3.9%
General Obligations	6.3%
Airports	7.9%
Transportation	13.9%
Health Care	14.9%
Education	19.9%
General Revenue	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.9%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.5%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SNJYX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENYX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class F Shares	$30	0.60%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$112,845	75	$127	9%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Nursing Homes	0.3%
Utilities	1.3%
Cash Equivalent	1.5%
Tobacco	2.1%
Power	3.4%
Water	3.6%
Housing	3.7%
General Obligations	4.0%
Industrial Development	5.1%
Transportation	11.5%
Health Care	12.1%
Airports	13.6%
General Revenue	18.3%
Education	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.9%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S	5.000%	02/01/39	3.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.3%
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3, ST AID WITHHLDG	5.000%	07/15/32	2.3%
New York State, Dormitory Authority, School Districts Financing Program, Ser A, ST AID WITHHLDG	5.000%	10/01/29	2.3%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	2.1%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.1%
Metropolitan Transportation Authority	5.000%	11/15/32	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SENYX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNYYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class Y Shares	$23	0.45%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$112,845	75	$127	9%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Nursing Homes	0.3%
Utilities	1.3%
Cash Equivalent	1.5%
Tobacco	2.1%
Power	3.4%
Water	3.6%
Housing	3.7%
General Obligations	4.0%
Industrial Development	5.1%
Transportation	11.5%
Health Care	12.1%
Airports	13.6%
General Revenue	18.3%
Education	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.9%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S	5.000%	02/01/39	3.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.3%
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3, ST AID WITHHLDG	5.000%	07/15/32	2.3%
New York State, Dormitory Authority, School Districts Financing Program, Ser A, ST AID WITHHLDG	5.000%	10/01/29	2.3%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	2.1%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.1%
Metropolitan Transportation Authority	5.000%	11/15/32	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SNYYX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SEPAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class F Shares	$32	0.63%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$138,181	112	$182	6%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.3%
Industrial Development	0.7%
Public Facilities	1.6%
Housing	1.8%
Tobacco	2.3%
Airports	3.2%
Utilities	3.6%
Nursing Homes	4.6%
Water	10.2%
General Revenue	10.5%
General Obligations	11.3%
Transportation	12.4%
Health Care	17.6%
Education	19.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.9%
Pennsylvania State, BAM	4.000%	03/01/35	2.6%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.4%
Pennsylvania State	5.000%	09/01/32	2.2%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.2%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	2.1%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	2.0%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEPAX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SPAYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class Y Shares	$24	0.48%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$138,181	112	$182	6%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.3%
Industrial Development	0.7%
Public Facilities	1.6%
Housing	1.8%
Tobacco	2.3%
Airports	3.2%
Utilities	3.6%
Nursing Homes	4.6%
Water	10.2%
General Revenue	10.5%
General Obligations	11.3%
Transportation	12.4%
Health Care	17.6%
Education	19.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.9%
Pennsylvania State, BAM	4.000%	03/01/35	2.6%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.4%
Pennsylvania State	5.000%	09/01/32	2.2%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.2%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	2.1%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	2.0%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPAYX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class F Shares - SEATX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class F Shares	$44	0.86%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$824,532	441	$1,492	14%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.3%
0.4%
Board Bank Revenue	0.4%
Pollution Control	0.7%
Airports	1.1%
Mortgage-Backed Securities	1.3%
Transportation	1.3%
Power	2.1%
General Obligations	2.8%
Preferred Stock	3.4%
Health Care	3.4%
Water	3.5%
U.S. Treasury Obligations	5.6%
Nursing Homes	5.7%
Education	6.8%
Tobacco	7.0%
Industrial Development	8.2%
Housing	9.6%
General Revenue	14.3%
Corporate Obligations	21.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
United States Treasury Bill	3.632%	06/02/26	1.7%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.5%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.3%
United States Treasury Bill	3.635%	05/21/26	1.2%
Take Back and Exit Facility	8.500%	10/21/27	1.1%
North Fort Bend Water Authority, Ser A	4.000%	12/15/44	1.0%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.9%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEATX-SAR-2026

Semi-Annual Shareholder Report: February 28, 2026

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class Y Shares - STAYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class Y Shares	$31	0.61%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$824,532	441	$1,492	14%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.3%
0.4%
Board Bank Revenue	0.4%
Pollution Control	0.7%
Airports	1.1%
Mortgage-Backed Securities	1.3%
Transportation	1.3%
Power	2.1%
General Obligations	2.8%
Preferred Stock	3.4%
Health Care	3.4%
Water	3.5%
U.S. Treasury Obligations	5.6%
Nursing Homes	5.7%
Education	6.8%
Tobacco	7.0%
Industrial Development	8.2%
Housing	9.6%
General Revenue	14.3%
Corporate Obligations	21.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
United States Treasury Bill	3.632%	06/02/26	1.7%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.5%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.3%
United States Treasury Bill	3.635%	05/21/26	1.2%
Take Back and Exit Facility	8.500%	10/21/27	1.1%
North Fort Bend Water Authority, Ser A	4.000%	12/15/44	1.0%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.9%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STAYX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

February 28, 2026

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Tax Exempt Trust

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

California Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Tax-Advantaged Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Glossary	71
Statements of Assets and Liabilities	72
Statements of Operations	74
Statements of Changes in Net Assets	76
Financial Highlights	79
Notes to Financial Statements	83
Other Information (Form N-CSRS Items 8-11) (Unaudited)	96

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.0%
Alabama — 5.6%
Alabama State, Highway Authority, RB, AG
5.000%, 09/01/2045	$1,210	$1,327
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,012
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,814
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	2,500	2,713
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	317
5.000%, 12/01/2034	530	585
5.000%, 10/01/2035	1,500	1,569
5.000%, 10/01/2055 (A)	2,600	2,837
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	1,000	1,070
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2034	2,000	2,216
5.000%, 12/01/2055 (A)	5,385	5,979
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,679
Black Belt, Energy Gas District, Ser E, RB
5.000%, 07/01/2033	855	927
Black Belt, Energy Gas District, Ser G, RB
5.000%, 10/01/2035	1,825	1,994
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,235
5.250%, 10/01/2041	1,000	1,118
5.250%, 10/01/2043	1,500	1,638
5.000%, 10/01/2032	2,500	2,852
5.000%, 10/01/2038	5,345	5,960
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	5,033
5.000%, 09/01/2031	640	696
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 11/01/2053 (A)	500	550
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.250%, 03/01/2055 (A)	1,550	1,660
5.000%, 09/01/2033	7,500	7,946
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,819
Southeast Alabama, Energy Authority, Cooperative District, Ser C, RB
5.000%, 05/01/2055 (A)	1,500	1,625
Southeast Alabama, Energy Authority, Project No. 3, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,354
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Energy Authority, RB
5.000%, 09/01/2035	$3,640	$4,076
Southeast Alabama, Energy Authority, Ser E, RB
5.000%, 10/01/2030	10,750	11,716
Southeast Alabama, Energy Authority, Ser H, RB
5.000%, 11/01/2035	500	549
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,170
		89,036
Alaska — 0.2%
CIVICVentures, RB
5.000%, 09/01/2036	1,550	1,760
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	629
		2,389
Arizona — 2.6%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	6,307
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,560	1,605
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,656
Arizona State, Industrial Development Authority, Equitable School Revolving Fund, RB
5.000%, 11/01/2040	350	388
5.000%, 11/01/2041	925	1,018
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	84
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	627
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	2,730	2,786
Arizona State, Industrial Development Authority, RB
5.000%, 11/01/2031	2,750	3,074
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	6,800	6,995

SEI Tax Exempt Trust	1

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	$2,250	$2,302
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	270
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	362
5.000%, 07/01/2032	115	119
5.000%, 07/01/2033	355	365
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
0.250%, 11/15/2052 (A)	3,000	3,000
Phoenix, Industrial Development Authority, RB
5.250%, 12/01/2045	1,000	1,010
Salt Verde, Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,767
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	359
4.000%, 12/01/2028	365	372
4.000%, 12/01/2029	385	394
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	1,055
5.500%, 10/01/2027 (B)	475	462
Tempe, Industrial Development Authority, RB
3.500%, 12/01/2030	590	593
		40,970
Arkansas — 0.0%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	345	346
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	345	346
		692
California — 6.2%
Bay Area, Toll Authority, RB
2.180%, 04/01/2056 (A)	1,115	1,107
Burbank-Glendale-Pasadena, Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,303
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 11/01/2033	$1,470	$1,627
5.000%, 12/01/2035	1,000	1,126
5.000%, 02/01/2055 (A)	2,390	2,644
5.000%, 10/01/2055 (A)	5,000	5,327
5.000%, 11/01/2055 (A)	2,000	2,108
5.000%, 12/01/2055 (A)	2,850	3,092
5.000%, 01/01/2056 (A)	2,760	3,079
5.000%, 10/01/2056 (A)	2,000	2,240
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,812
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	3,500	3,729
California State, Community Choice Financing Authority, Clean Energy Project, Ser E, RB
5.000%, 02/01/2055 (A)	5,000	5,469
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	379
California State, GO
5.000%, 08/01/2026	2,000	2,025
5.000%, 09/01/2028	3,000	3,045
5.000%, 09/01/2029	1,500	1,522
5.000%, 09/01/2030	3,395	3,445
5.000%, 11/01/2042	1,500	1,671
3.000%, 12/01/2046	1,000	824
California State, Health Facilities Financing Authority, Adventis Health System/West, Ser S, RB
5.000%, 12/01/2032	665	750
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,768	2,832
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, Ser B, AMT, RB
12.000%, 01/01/2065 (A)(B)	1,905	1,029
California State, Infrastructure & Economic Development Bank, Equitable School Revolving Fund, RB
5.000%, 11/01/2039	410	460
5.000%, 11/01/2042	760	837
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,059

2	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	$1,170	$1,233
California State, Municipal Finance Authority, Ser 1, RB
4.050%, 07/20/2041	2,460	2,487
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	396
California State, Ser C, GO
5.000%, 09/01/2030	125	125
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (D)	1,450	1,461
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (E)	4,960	5,305
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	680
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	4,428
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	598
Los Angeles, Department of Water & Power, Ser A, RB, BAM
5.250%, 07/01/2044	1,300	1,455
5.250%, 07/01/2046	500	550
5.000%, 07/01/2039	750	858
Los Angeles, Department of Water & Power, Ser C, RB
5.000%, 07/01/2036	3,250	3,832
Los Angeles, Department of Water & Power, Ser E, RB
5.000%, 07/01/2034	4,100	4,830
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,051
San Bernardino, Community College District, Ser F, GO
0.000%, 08/01/2046 (F)	430	158
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser ES-, AMT, RB
5.000%, 05/01/2035	2,500	2,956
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,736
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser CD, RB
5.000%, 05/15/2040	$2,000	$2,337
		99,017
Colorado — 2.4%
Broomfield, Special Revenue Refunding and Improvements, Ser A, GO, AGC
5.000%, 12/01/2030	190	212
5.000%, 12/01/2031	420	468
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	352
5.000%, 06/15/2031	500	504
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	1,000	1,034
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	497
Colorado State, Health Facilities Authority, AdventHealth, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(E)	235	240
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2037	1,000	1,054
4.000%, 08/01/2044	2,550	2,387
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	205
Colorado State, Health Facilities Authority, Intermountain Health, Ser A, RB
5.000%, 05/15/2036	375	421
5.000%, 05/15/2037	230	256
Colorado State, Health Facilities Authority, Ser A-, RB
5.000%, 08/01/2044	3,500	3,598
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,300
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,019
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	329
5.500%, 11/15/2033	1,030	1,203
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,135

SEI Tax Exempt Trust	3

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Housing Authority, RB
5.000%, 06/01/2029	$210	$222
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	405
5.000%, 12/01/2031	855	866
5.000%, 12/01/2032	1,200	1,214
5.000%, 12/01/2034	1,000	1,011
5.000%, 12/01/2035	800	808
5.000%, 12/01/2036	600	605
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,047
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	635
5.000%, 07/15/2031	1,200	1,312
5.000%, 07/15/2032	1,020	1,114
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Ser A, RB
5.000%, 11/01/2046	3,000	3,024
Southern Ute Indian Tribe of the Southern Ute Reservation, Ser A, GO
5.000%, 04/01/2035 (B)	5,405	6,053
University of Colorado, Hospital Authority, RB
0.950%, 11/15/2039 (A)	600	600
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	224
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	2,000	2,187
		38,541
Connecticut — 1.5%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,265
Connecticut State, Health & Educational Facilities Authority, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,348
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	90	91
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,480
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,283
Connecticut State, Ser F, GO
5.000%, 11/15/2038	4,460	5,164
Connecticut State, Ser G, GO
5.000%, 11/15/2041	1,500	1,706
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	$1,300	$1,371
University of Connecticut, Ser A, RB, ST APPROP
5.000%, 05/01/2038	4,740	5,304
		23,012
District of Columbia — 1.0%
District of Columbia, Georgetown University, RB
5.000%, 04/01/2060 (A)	3,000	3,467
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,400
District of Columbia, Tobacco Settlement Financing, Ser A, RB
0.000%, 06/15/2046 (F)	3,125	752
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,025
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,084
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,610
		16,338
Florida — 5.8%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,020
3.750%, 10/01/2030	245	246
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,340
5.000%, 10/01/2035	2,000	2,058
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	376
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,682
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	576
4.000%, 08/15/2050	1,900	1,620
Florida State, Capital Trust Agency, RB
4.750%, 12/01/2042	1,325	1,356
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	3,026

4	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB
12.000%, 07/01/2057 (A)(B)	$1,695	$1,169
0.000%, 07/15/2032 (A)(B)(G)	3,465	1,213
Florida State, Development Finance, Brightline Project, AMT, RB
5.500%, 07/01/2053	2,075	1,546
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	3,625	3,607
Florida State, Development Finance, Ser A, RB
5.000%, 08/01/2045	1,520	1,624
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,305
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,030
Greater Orlando, Aviation Authority, AMT, RB
5.000%, 10/01/2035	1,000	1,152
5.000%, 10/01/2036	100	114
Hillsborough County, Industrial Development Authority, RB
5.000%, 11/15/2029	3,525	3,867
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,741
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,323
5.000%, 10/01/2035	3,000	3,259
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,091
5.000%, 10/01/2045	1,000	1,093
Lee County, Airport Revenue, AMT, RB
5.250%, 10/01/2049	2,750	2,897
Lee County, Industrial Development Authority, Shell Point, RB
4.125%, 11/15/2029	120	121
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2034	5,000	5,776
5.000%, 10/01/2036	920	1,045
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.250%, 04/01/2047	3,500	3,779
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	$440	$476
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,851
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,814
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,315
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2026 (F)	275	270
0.000%, 10/01/2027 (F)	360	342
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,930
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,675
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,110
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	256
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,771
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	210
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	760	760
1.800%, 05/01/2026	115	115
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,150	1,213
4.750%, 05/01/2032	185	195
The Villages, Community Development District No. 15, Wildwood, SAB
4.200%, 05/01/2039 (B)	995	1,008
The Villages, Community Development District No. 16, Wildwood, SAB
4.000%, 05/01/2035	890	915
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	612
		91,890

SEI Tax Exempt Trust	5

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 2.6%
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	$1,500	$1,677
5.000%, 07/01/2036	1,000	1,110
Atlanta, Department of Aviation, Ser B-1, AMT, RB
5.000%, 07/01/2038	1,500	1,685
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, RB, BAM
5.000%, 11/01/2032	7,850	9,124
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	950
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,025
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	875
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	737
Georgia State, Housing & Finance Authority, Single Family Mortgage, Ser A, RB
5.000%, 12/01/2042	210	228
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	960
5.000%, 06/01/2055 (A)	665	730
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,034
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,830
5.000%, 12/01/2054 (A)	675	740
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,798
5.000%, 12/01/2054 (A)	1,000	1,088
4.000%, 03/01/2050 (A)	6,640	6,679
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	90	98
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,332
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2035	1,500	1,577
Georgia State, Municipal Electric Authority, Project One Subordinated, Sub-Ser, RB
5.000%, 01/01/2036	2,955	3,405
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	$260	$260
1.000%, 07/01/2049 (A)	730	723
Savannah, Convention Center Authority, RB, AG
5.000%, 06/01/2034	300	348
5.000%, 06/01/2035	300	351
5.000%, 06/01/2037	200	230
		41,594
Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,225
5.000%, 10/01/2033	2,205	2,441
Guam, Ser G, RB
5.000%, 01/01/2029	200	212
		4,878
Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,155
Honolulu, City & County, Ser A, GO
5.000%, 07/01/2041	250	284
		3,439
Idaho — 0.2%
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,155	2,386

Illinois — 8.2%
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	426
5.250%, 04/01/2036	645	718
5.000%, 04/01/2033	500	508
5.000%, 04/01/2034	620	630
5.000%, 04/01/2036	445	451
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,495
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	665
5.000%, 12/01/2028	100	103
Chicago, Board of Education, Ser C, GO
6.000%, 12/01/2037	1,255	1,411
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	640	608

6	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	$2,000	$2,187
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,139
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,093
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,723
5.000%, 01/01/2037	1,130	1,263
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2036	1,290	1,353
5.000%, 07/01/2038	1,500	1,545
Chicago, O'Hare International Airport, Ser A, RB
5.000%, 01/01/2046	2,000	2,142
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2033	1,665	1,700
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,146
5.250%, 01/01/2045	2,750	2,808
5.000%, 01/01/2044	2,000	2,027
4.000%, 01/01/2036	5,550	5,526
Chicago, Transit Authority Sales Tax Receipts Fund, Ser A, RB
5.000%, 12/01/2041	535	603
5.000%, 12/01/2043	1,600	1,765
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	305	338
5.000%, 01/01/2042	1,750	1,921
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,852
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,182
Chicago, Waterworks Revenue, Ser A, RB
5.000%, 11/01/2039	2,750	3,079
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	521
5.000%, 11/01/2038	1,150	1,269
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	100	111
5.000%, 12/01/2039	800	885
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,144
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	$60	$67
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,522
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	2,000	2,055
Illinois State, Finance Authority, RB
4.000%, 02/15/2041	5	5
Illinois State, Finance Authority, RB
Pre-Refunded @ 100
4.000%, 02/15/2027 (E)	2,140	2,177
Illinois State, Finance Authority, Ser A, RB
5.000%, 11/15/2035	1,480	1,729
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,685
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2027	200	203
5.000%, 02/15/2029	400	408
5.000%, 02/15/2031	365	372
Illinois State, GO
5.500%, 05/01/2030	3,750	4,043
5.000%, 11/01/2036	2,970	3,006
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	170	170
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,150	1,259
Illinois State, Housing Development Authority, Ser E, RB, GNMA/FNMA/FHLMC
5.250%, 10/01/2052	2,360	2,485
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	325	351
Illinois State, Housing Development Authority, Ser I, RB, GNMA/FNMA/FHLMC
6.000%, 10/01/2055	790	895
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,275
4.950%, 10/01/2038	1,100	1,176
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,851
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,668

SEI Tax Exempt Trust	7

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	$1,000	$1,124
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	732
Illinois State, Ser B, GO
5.000%, 10/01/2030	2,500	2,655
5.000%, 03/01/2031	2,000	2,230
4.000%, 10/01/2035	4,020	4,112
Illinois State, Ser C, GO
5.000%, 12/01/2042	2,850	3,037
Illinois State, Ser D, GO
5.000%, 11/01/2028	1,000	1,042
5.000%, 09/01/2040	1,000	1,097
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,605
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2045	3,660	3,979
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	1,055	1,080
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	259
5.000%, 12/15/2032	255	263
5.000%, 12/15/2033	300	310
5.000%, 12/15/2034	400	412
4.000%, 12/15/2042	1,000	987
Railsplitter, Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.000%, 06/01/2026 (E)	2,500	2,518
Rock Island County, School District No. 41, Ser A, GO, AGC
5.000%, 01/01/2032	500	563
5.000%, 01/01/2034	650	750
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,851
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2028	380	399
5.000%, 01/01/2033	4,465	5,121
5.000%, 01/01/2036	4,500	4,893
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	214
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	678
		129,650
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana — 1.3%
Danville, Multi-School Building, RB, ST INTERCEPT
5.000%, 01/15/2031	$500	$554
5.000%, 01/15/2032	800	902
5.000%, 07/15/2032	500	567
5.000%, 01/15/2033	500	571
5.000%, 07/15/2033	555	637
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	214
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
4.000%, 10/01/2035	2,725	2,890
4.000%, 10/01/2036	1,485	1,560
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,994
Indiana State, Housing & Community Development Authority, Tax-Exempt Student Loan Program, Ser B-1, RB, GNMA
3.250%, 07/01/2049	145	145
Indiana State, Secondary Market for Education Loans, Ser 1A, AMT, RB
5.000%, 06/01/2034	815	890
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,545
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,402
Westfield-Washington, Multi-School Building, Ser A, RB, BAM ST INTERCEPT
5.250%, 07/15/2037	2,520	2,934
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	1,063
		20,868
Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2032 (E)	2,515	2,933
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	795	839

8	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Student Loan Liquidity Corporation, Ser B, AMT, RB
5.000%, 12/01/2032	$1,130	$1,236
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	500	511
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,012
		6,531
Kentucky — 0.6%
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,475
Kentucky State, Public Energy Authority, Ser B, RB
5.000%, 12/01/2033	3,000	3,197
5.000%, 01/01/2055 (A)	2,750	2,997
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,191
		9,860
Louisiana — 0.7%
Louisiana State, Public Facilities Authority, Department of Public Safety Crime Lab Project, RB, AGC
5.000%, 08/01/2031	400	455
5.000%, 08/01/2032	165	190
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	404
New Orleans, Aviation Board, AMT, RB
5.000%, 01/01/2034	2,250	2,561
5.000%, 01/01/2036	1,695	1,904
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,317
5.000%, 10/01/2036	1,550	1,619
Shreveport, Water & Sewer Revenue, RB, AG
5.000%, 12/01/2032	1,000	1,145
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	999
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	589
		11,183
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	$195	$204
4.000%, 07/01/2037	265	275
		479
Maryland — 2.0%
Maryland State, Community Development Administration, RB, FNMA
4.000%, 08/01/2039	1,935	2,004
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	220	221
Maryland State, Department of Transportation, AMT, RB, AGC
5.000%, 08/01/2031	1,000	1,114
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,537
Maryland State, Economic Development, Core Nayural Resources Project, RB
5.000%, 07/01/2048 (A)(B)	1,500	1,624
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,037
Maryland State, Health & Higher Educational Facilities Authority, RB
5.000%, 07/01/2036	1,100	1,238
Maryland State, Health & Higher Educational Facilities Authority, RB, TD BANK N.A.
0.900%, 06/01/2046 (A)(H)	4,000	4,000
Maryland State, Health & Higher Educational Facilities Authority, Ser C, RB
5.000%, 08/15/2042	1,250	1,388
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,146
Maryland State, Stadium Authority, RB
5.000%, 06/01/2036	2,670	3,104
Maryland State, Transportation Authority, Transportation Facilities Project, Ser S, RB
5.000%, 07/01/2034	3,065	3,663
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	2,018

SEI Tax Exempt Trust	9

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Prince George's County, Ser A, GO
5.000%, 08/01/2042	$2,000	$2,253
		31,347
Massachusetts — 2.2%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.250%, 07/01/2044	9,000	9,909
Massachusetts State, Development Finance Agency, Emerson College, RB
5.000%, 01/01/2027	145	147
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	435	463
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	152
Massachusetts State, Development Finance Agency, Tufts University Housing Project, RB
5.250%, 06/01/2044	530	581
5.000%, 06/01/2035	285	333
5.000%, 06/01/2036	455	526
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2027	2,965	2,989
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2030	1,125	1,201
5.000%, 07/01/2031	1,500	1,630
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	939
5.000%, 07/01/2028	1,750	1,830
5.000%, 07/01/2029	1,925	2,035
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,429
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,253
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,672
Massachusetts State, Ser B, GO
5.000%, 06/01/2039	390	457
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,772
		35,318
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 2.5%
Detroit, Downtown Development Authority, Catalyst Development Project, TA
5.000%, 07/01/2040	$2,000	$2,225
5.000%, 07/01/2048	735	767
Detroit, Regional Convention Facility Authority, Ser C, RB
5.000%, 10/01/2036	1,355	1,538
5.000%, 10/01/2037	215	242
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,368
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	1,994
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	430	494
Great Lakes, Water Authority, Water Supply System, Ser B, RB
5.000%, 07/01/2034	3,500	4,142
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,106
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,080
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	450	494
5.250%, 02/28/2042	2,200	2,390
5.250%, 02/28/2043	800	860
Michigan State, Finance Authority, Trinity Health Credit Group, RB
3.000%, 03/01/2046	3,500	2,755
Michigan State, Hospital Finance Authority, RB
5.000%, 05/15/2033	4,500	5,151
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	1,760	1,910
3.750%, 06/01/2050	85	86
Michigan State, Housing Development Authority, Ser D, RB
3.400%, 06/01/2030	640	656
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,663
Michigan State, Strategic Fund, Various Consumer Energy Companies, AMT, RB
3.350%, 10/01/2049 (A)	345	347

10	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oakland University, Ser A, RB
5.000%, 03/01/2043	$1,625	$1,784
5.000%, 03/01/2044	800	869
		39,921
Minnesota — 1.3%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,320
5.500%, 01/01/2031	1,085	1,085
5.250%, 01/01/2037	475	284
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	307
5.000%, 01/01/2031	300	307
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	933
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser, AMT, RB
5.250%, 01/01/2049	2,700	2,797
5.000%, 01/01/2036	3,355	3,799
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,959
Minnesota State, Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,740
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	238
3.000%, 10/01/2041	1,000	910
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	600	601
Minnesota State, Public Facilities Authority State Revolving Fund, Ser A, RB
5.000%, 03/01/2033	3,000	3,005
		20,285
Mississippi — 0.2%
Mississippi State, ABC Warehouse Construction, RB
5.000%, 10/01/2034	145	171
5.000%, 10/01/2036	265	307
Mississippi State, Gaming Tax Revenue, Ser A, RB
5.000%, 10/15/2029	300	319
5.000%, 10/15/2030	850	903
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/2029	1,000	1,002
		2,702
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 0.3%
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	$720	$818
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	400	404
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,271
St. Louis, Sewer District, Ser A, RB
5.000%, 05/01/2037	995	1,200
		4,693
Montana — 0.0%
Montana State, Facility Finance Authority, RB
5.000%, 02/15/2065 (A)	400	433
Nebraska — 1.0%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	4,860	5,516
5.000%, 09/01/2042	730	794
5.000%, 05/01/2054 (A)	1,020	1,091
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,166
4.950%, 09/01/2038	550	591
Omaha, Airport Authority, AMT, RB, AGC
5.000%, 12/15/2032	1,335	1,514
5.000%, 12/15/2033	2,050	2,349
5.000%, 12/15/2034	1,000	1,155
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,857
		16,033
Nevada — 0.4%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,312
Las Vegas, Ser B, GO
5.000%, 06/01/2038	2,000	2,309
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	624
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	425
		5,670

SEI Tax Exempt Trust	11

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	$300	$306
4.000%, 01/01/2030	285	290
4.000%, 01/01/2031	290	295
		891
New Jersey — 4.1%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2032	3,070	3,377
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,164
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,024
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	941
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2064 (A)	2,000	2,388
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,305
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,784
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,525
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,536
New Jersey State, Institute of Technology, Ser A, RB, BAM
5.000%, 07/01/2041	2,000	2,279
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,408
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	$4,975	$5,013
5.000%, 06/15/2029	3,500	3,526
5.000%, 06/15/2030	3,280	3,304
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,821
5.000%, 06/15/2038	1,000	1,119
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.250%, 06/15/2039	3,000	3,482
5.000%, 06/15/2032	2,305	2,661
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2041	2,000	2,285
5.000%, 06/15/2036	500	594
5.000%, 06/15/2038	1,250	1,408
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,402
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	710	839
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,339
South Jersey Port, Marine Terminal, Sub- Ser B, AMT, RB
5.000%, 01/01/2032	900	934
5.000%, 01/01/2033	425	440
5.000%, 01/01/2034	570	589
5.000%, 01/01/2036	570	588
South Jersey, Transportation Authority, Ser A, RB, BAM
4.000%, 11/01/2039	1,500	1,558
		65,633
New Mexico — 0.4%
New Mexico State, Hospital Equipment Loan Council, Ser A, RB
5.000%, 08/01/2044	5,000	5,133
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	600	619
		5,752
New York — 9.0%
Albany Capital Resource, RB
5.000%, 05/01/2036	500	586
Albany, Capital Resource, RB
5.250%, 05/01/2043	1,750	1,966

12	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	$450	$478
5.000%, 07/01/2031	525	573
Build NYC Resource, RB
6.500%, 12/15/2045 (B)	1,010	1,019
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,086
Metropolitan New York, Transportation Authority, RB
5.250%, 11/15/2043	1,000	1,112
5.000%, 11/15/2033	3,000	3,524
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	542
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,214
5.000%, 11/15/2033	2,005	2,035
4.000%, 11/15/2032	1,500	1,543
Metropolitan New York, Transportation Authority, Ser E, RB
5.000%, 11/15/2032	2,190	2,420
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,374
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,006
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,326
5.000%, 01/15/2036	1,000	1,121
5.000%, 08/01/2039	605	660
New York & New Jersey, Port Authority, Ser 246, AMT, RB
5.000%, 09/01/2030	2,000	2,210
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
0.950%, 08/01/2043 (A)	500	500
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S, RB
5.000%, 02/01/2045	1,500	1,634
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 11/01/2041	1,215	1,385
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	5,000	5,363
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2039	$1,000	$1,152
New York City, Housing Development Authority, RB
4.000%, 12/15/2031	500	518
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,089
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	332
3.000%, 01/01/2034	740	741
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	116
5.000%, 03/01/2030	100	110
New York City, Ser A, GO
5.000%, 08/01/2035	1,000	1,173
5.000%, 08/01/2036	200	233
New York City, Ser A-1, GO
4.000%, 08/01/2037	4,000	4,153
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,853
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,500	1,547
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,948
5.000%, 10/01/2033	280	322
New York City, Sub-Ser G-SUBSER, GO
5.000%, 02/01/2039	985	1,134
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,777
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	1,350	1,341
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	1,040	1,181
5.000%, 05/01/2041	1,000	1,116
New York City, Transitional Finance Authority, Sub-Ser A-, RB
5.000%, 05/01/2042	410	461
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.500%, 05/01/2052	2,000	2,163
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,349

SEI Tax Exempt Trust	13

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Pace University, Ser A, RB
5.250%, 05/01/2043	$560	$598
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM Pre-Refunded @ 100
5.000%, 10/01/2028 (E)	5	5
New York State, Dormitory Authority, RB Pre-Refunded @ 100
4.000%, 03/15/2032 (E)	5	5
New York State, Dormitory Authority, RB
4.000%, 03/15/2038	4,840	5,010
New York State, Dormitory Authority, RB, AGC
5.250%, 10/01/2040	1,000	1,121
New York State, Dormitory Authority, Ser A, RB
5.250%, 07/01/2039	760	887
5.000%, 03/15/2041	1,000	1,128
New York State, Dormitory Authority, Ser E, RB
3.000%, 03/15/2041	1,500	1,362
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	476
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	902
1.200%, 11/15/2028	1,355	1,271
New York State, Thruway Authority, Ser A-1- GROUP, RB
4.000%, 03/15/2036	2,895	3,006
3.000%, 03/15/2049	5,000	3,830
New York State, Thruway Authority, Ser B, RB
4.000%, 01/01/2041	2,380	2,407
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,129
5.000%, 10/01/2040	2,625	2,717
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,670
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	$730	$846
5.500%, 06/30/2039	1,000	1,083
5.500%, 06/30/2041	850	912
5.375%, 06/30/2060	1,250	1,255
5.250%, 06/30/2043	2,500	2,657
5.000%, 12/01/2036	4,000	4,368
5.000%, 12/01/2037	3,000	3,254
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AG
6.000%, 06/30/2043	1,850	2,119
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,284
5.250%, 06/30/2039	250	276
4.250%, 06/30/2042	4,000	4,009
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,837
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	1,750	1,807
Triborough, Bridge & Tunnel Authority, RB
5.250%, 12/01/2054	2,500	2,666
0.000%, 11/15/2036 (F)	905	637
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2030	525	537
5.000%, 06/01/2031	525	537
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	750	775
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,051
		142,920
North Carolina — 1.3%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,469
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,632
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	493

14	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nash Health Care Systems, RB
5.000%, 02/01/2032	$2,625	$2,945
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,085	1,101
North Carolina State, Housing Finance Agency, Ser 5, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2056	480	551
North Carolina State, Medical Care Commission, Penick Village Project, Ser A, RB
5.500%, 09/01/2044	1,380	1,450
North Carolina State, Medical Care Commission, RB
3.200%, 11/01/2030	2,000	2,010
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	289
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	807
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	623
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	265
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,061
University of North Carolina, Chapel Hill Hospital Project, Ser A-REMK, RB
0.950%, 02/15/2031 (A)	400	400
		20,096
North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	770
3.550%, 07/01/2033	380	382
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser D, RB
5.500%, 01/01/2031	990	1,109
		2,261
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 2.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	$4,325	$4,701
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,850	1,528
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,025
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,618
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	1,006
Ohio State, Hospital Facility Authority, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,251
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
2.750%, 01/01/2052 (A)	480	481
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	656
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	6,268
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	4,000	4,545
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,784
Port of Greater Cincinnati, Development Authority, RB
5.000%, 12/01/2038	495	564
Summit County, Development Finance Authority, RB, BAM
5.000%, 07/01/2039	860	951
Warren County, Healthcare Facilities, Otterbein Homes Obligated Group, RB
5.000%, 07/01/2037	1,015	1,127
5.000%, 07/01/2038	775	854
		37,359
Oklahoma — 0.1%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,069

SEI Tax Exempt Trust	15

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2039	$410	$477
		1,546
Oregon — 0.6%
Lincoln County, School District, GO, SCH BD GTY
0.000%, 06/15/2035 (G)	240	279
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,512
5.000%, 06/01/2046	2,500	2,504
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB, TD BANK N.A.
0.950%, 08/01/2034 (A)(H)	1,700	1,700
Oregon State, GO
5.000%, 05/01/2040	1,970	2,219
		9,214
Pennsylvania — 8.1%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,251
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,862
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,021
Coatesville School District, GO, AG ST AID WITHHLDG
5.250%, 11/15/2040	1,420	1,593
Delaware River Port Authority, RB
5.000%, 01/01/2040	1,000	1,140
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	835	893
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,000	2,039
Lancaster, School District, Ser A, GO, BAM ST AID WITHHLDG
5.000%, 06/01/2031	550	622
5.000%, 06/01/2032	750	863
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,346
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	$2,815	$2,962
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,535
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,799
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	2,516
5.000%, 06/01/2032	2,150	2,261
5.000%, 06/01/2033	3,500	3,675
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	9,180
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	590
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,568
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 05/15/2031	5,855	6,517
Pennsylvania State, GO
5.000%, 08/15/2033	6,395	7,465
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,566
Pennsylvania State, Higher Educational Facilities Authority, RB
5.250%, 11/01/2039	3,000	3,372
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,030	1,100
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	965	1,031
4.850%, 10/01/2043	4,650	4,826
Pennsylvania State, Housing Finance Agency, Ser 150A, RB
5.000%, 10/01/2037	1,150	1,268
Pennsylvania State, Housing Finance Agency, Ser 151-A, RB
5.000%, 10/01/2033	1,120	1,277

16	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2039	$250	$280
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	502
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,030
Philadelphia, Gas Works, RB
5.000%, 08/01/2036	2,170	2,512
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	779
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	1,500	1,707
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2040	5,655	6,363
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2026 (E)	4,285	4,363
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2036	2,000	2,096
4.000%, 09/01/2035	2,500	2,588
4.000%, 09/01/2038	3,000	3,088
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,436
5.000%, 09/01/2030	5,975	6,053
Philadelphia, Ser A, GO
5.000%, 05/01/2032	2,405	2,713
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	5,079
Philadelphia, Water & Wastewater Revenue, Ser C, RB, AGC
5.000%, 09/01/2034	4,350	5,146
Pittsburgh Water & Sewer Authority, Ser A, RB
5.000%, 09/01/2044	725	802
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,528
		128,203
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico — 2.8%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(I)	$2,990	$1,992
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(I)	1,000	666
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(I)	3,035	2,022
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	1,959
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,090	1,071
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,307
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	1,000	980
0.000%, 07/01/2046 (F)	14,803	5,298
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,680
0.000%, 07/01/2029 (F)	1,500	1,351
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,760
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,479
4.000%, 07/01/2046	3,600	3,246
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(G)	8,979	6,128
		44,939
Rhode Island — 1.0%
Providence, Public Building Authority, RB, AGC
5.000%, 09/15/2038	335	381
5.000%, 09/15/2039	1,000	1,128
Rhode Island State, Health & Educational Building, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	5,420	5,524
Rhode Island State, Health & Educational Building, City of Pawtucket, Ser C, RB, AGM ST AID WITHHLDG
5.000%, 05/15/2035	315	368

SEI Tax Exempt Trust	17

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Health & Educational Building, City of Providence, Ser G, RB, BAM ST AID WITHHLDG
5.000%, 05/15/2034	$415	$487
5.000%, 05/15/2035	500	582
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,705
5.000%, 05/15/2039	550	603
5.000%, 05/15/2044	600	631
Rhode Island State, Health & Educational Building, RB
5.000%, 05/15/2031	370	410
Rhode Island State, Health & Educational Building, Ser A, RB, AG
5.000%, 07/01/2036	500	557
5.000%, 07/01/2037	750	829
5.000%, 07/01/2040	700	753
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	1,750	1,864
Rhode Island State, Student Loan Authority, Ser B, AMT, RB
5.000%, 12/01/2031	535	584
		16,406
South Carolina — 1.8%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	657
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,324
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,425	1,575
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	290	294
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,000	997
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	1,022
5.000%, 11/01/2037	655	743
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,575
4.000%, 07/01/2035	1,160	1,161
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2036	$2,750	$3,077
4.000%, 12/01/2038	175	181
South Carolina State, Public Service Authority, Santee Cooper, Ser B, RB
5.000%, 12/01/2036	2,445	2,839
South Carolina State, Public Service Authority, Santee Cooper, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,834
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2040	1,220	1,377
4.000%, 12/01/2034	2,000	2,092
4.000%, 12/01/2036	2,250	2,346
		28,094
South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, Ser C-1, RB
5.000%, 11/01/2052 (A)	740	794
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	235	251
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	425	430
		1,475
Tennessee — 0.7%
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	300	335
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,339
Nashville & Davidson County, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,104
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	779
Nashville & Davidson County, Metropolitan Government, Sports Authority, Stadium Project, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,420
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,577

18	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee State, Energy Acquisition, Gas Project, Ser A, RB
5.000%, 11/01/2034	$1,000	$1,108
		11,662
Texas — 8.3%
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	888
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,563
5.000%, 11/15/2039	800	910
5.000%, 11/15/2041	1,100	1,233
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	910
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	471
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	231
3.125%, 02/01/2053 (A)	900	904
Cedar Hill, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	2,000	2,243
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	799
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	220
Central Texas, Turnpike System, Ser A, RB
5.000%, 08/15/2037	1,750	2,010
5.000%, 08/15/2038	680	775
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/2037	5,000	5,730
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	1,014
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD 5.000%, 08/15/2037	1,000	1,116
4.000%, 08/15/2032	1,000	1,034
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,601
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,644
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2034	500	502
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	$1,000	$1,015
5.000%, 11/01/2031	1,250	1,269
5.000%, 11/01/2032	2,500	2,536
5.000%, 11/01/2033	1,175	1,191
5.000%, 11/01/2034	1,000	1,013
5.000%, 11/01/2035	1,000	1,013
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,384
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	2,400	2,401
East Montgomery County, Improvement District Sales Tax Revenue, RB, AGC
5.000%, 08/15/2033	1,000	1,152
El Paso County, Hospital District, GO, AG
5.000%, 02/15/2035	865	1,010
El Paso Independent School District, Ser A, GO, PSF-GTD
5.000%, 08/15/2036	355	408
5.000%, 08/15/2037	175	200
Garland, Electric Utility System Revenue, RB, AGC
5.000%, 03/01/2031	250	281
Garland, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2039	2,000	2,241
5.000%, 02/15/2042	2,500	2,739
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,869
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2031	1,600	1,799
5.000%, 11/15/2033	370	426
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	406
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	284
5.000%, 12/01/2032	300	327
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2032	1,500	1,573
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2032	1,500	1,729
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,228

SEI Tax Exempt Trust	19

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Midland, Independent School District, GO, PSF-GTD
5.000%, 02/15/2038	$5,000	$5,634
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,395	1,447
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	687
North East Texas, Regional Mobility Authority, Ser A, RB
5.000%, 01/01/2038	1,000	1,133
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2037	4,000	4,570
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	7,110
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	225	248
Port Arthur, Independent School District, GO, PSF-GTD
5.000%, 02/15/2034	1,000	1,167
5.000%, 02/15/2035	730	860
Princeton, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	650	746
5.000%, 02/15/2040	775	880
Prosper, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2031	1,000	1,129
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,577
5.000%, 02/01/2034	1,700	1,894
5.000%, 02/01/2039	195	222
3.080%, 02/01/2055 (A)	835	845
San Antonio, Electric & Gas Systems Revenue, Ser B, RB
5.000%, 02/01/2043	2,000	2,212
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,090
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	501
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,213
Tarrant County, Cultural Education Facilities Finance, Cook Children's Medical Center, RB
5.000%, 12/01/2031	3,740	4,254
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2051 (A)	$485	$551
Tarrant County, Cultural Education Facilities Finance, Trinity Terrace, RB
5.000%, 10/01/2037	2,675	2,918
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	210	216
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	308
5.000%, 12/15/2032	715	785
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,915
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2055 (A)	6,500	7,113
Texas State, Municipal Gas Acquisition & Supply VI, RB
5.000%, 01/01/2036	1,000	1,102
Texas State, Ser B, GO
4.000%, 08/01/2031	435	436
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,817
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,328
5.000%, 08/15/2040	2,500	2,907
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	1,000	1,202
Uptown Development Authority, TA
4.000%, 09/01/2033	400	403
4.000%, 09/01/2035	275	273
		131,985
Utah — 0.8%
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, RB, AG
5.000%, 06/01/2037	750	871
Intermountain Power Agency, RB
5.000%, 07/01/2036	5,370	6,057
Mida Mountain Village Public Infrastructure District, Sub-Ser 1, TA
5.125%, 06/15/2054 (B)	500	500
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,129
		12,557

20	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virgin Islands — 0.2%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	$3,065	$3,248
Virginia — 1.8%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	880	967
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2028	375	397
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	452
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,104
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	470
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,108
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,664
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,176
5.000%, 06/30/2042	2,000	2,083
5.000%, 12/31/2047	440	447
4.000%, 07/01/2030	1,140	1,179
4.000%, 07/01/2031	365	379
Virginia State, Small Business Financing Authority, RB
5.000%, 12/01/2039	3,000	3,232
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	8,921
		28,579
Washington — 2.8%
King & Snohomish Counties, School District No. 417, GO, SCH BD GTY
5.000%, 12/01/2042	5,000	5,598
King County, Housing Authority, RB
5.375%, 07/01/2045	90	96
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	7,862
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kitsap County, School District No. 100-C Bremerton, Ser C, GO, SCH BD GTY
5.000%, 12/01/2040	$1,790	$2,026
Port of Seattle, AMT, RB
5.250%, 07/01/2040	2,000	2,258
5.250%, 07/01/2041	1,405	1,576
5.250%, 07/01/2042	5,000	5,552
5.000%, 08/01/2041	1,000	1,074
Seattle, Housing Authority, RB
5.000%, 12/01/2029	360	382
Washington State, GO
4.000%, 07/01/2036	4,500	4,770
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,801
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,773
5.000%, 07/01/2038	1,000	1,061
Washington State, Housing Finance Commission, RB, BAM
5.000%, 07/01/2040 (B)	2,000	2,178
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	915	908
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	770
Washington State, Ser 2017-A, GO
5.000%, 08/01/2038	2,725	2,750
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,875
		44,310
West Virginia — 0.2%
Ohio County, Special District Excise Tax Revenue, RB, AG
5.000%, 06/01/2035	550	626
5.000%, 06/01/2036	525	593
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2034	1,000	1,057
5.000%, 06/01/2035	1,005	1,060
		3,336
Wisconsin — 2.6%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,347
Sheboygan Area, School District, GO
3.000%, 03/01/2041	2,400	2,218

SEI Tax Exempt Trust	21

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2039	$295	$302
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2038	590	674
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	334
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
2.060%, 08/15/2054 (A)	1,125	1,122
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,895
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB, AG
5.000%, 08/15/2030	2,500	2,761
5.000%, 08/15/2040	3,000	3,404
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	666
Wisconsin State, Health & Educational Facilities Authority, RB
5.000%, 11/01/2035	385	434
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	486
5.000%, 11/01/2030	1,035	1,074
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	679
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	228
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, GNMA/FNMA/FHLMC
6.000%, 03/01/2055	1,180	1,307
5.500%, 03/01/2032	950	1,102
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	500	390
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	$225	$229
4.000%, 07/01/2028	225	231
4.000%, 07/01/2029	225	230
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,808
Wisconsin State, Public Finance Authority, Foundation Academy Charter School, RB
4.750%, 07/01/2045 (B)	500	473
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2052	755	755
5.000%, 02/01/2062	1,030	1,014
Wisconsin State, Public Finance Authority, Kahala Nui Project, RB
5.250%, 11/15/2055	440	449
Wisconsin State, Public Finance Authority, Kawa Fund, RB
3.625%, 06/15/2063 (A)	450	451
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	1,000	1,001
Wisconsin State, Public Finance Authority, Lindenwood Education System, RB
4.750%, 06/01/2040 (B)	1,000	1,022
Wisconsin State, Public Finance Authority, Oxford Properties Project, RB, BAM
5.000%, 07/01/2036	725	814
Wisconsin State, Public Finance Authority, Senior-KSU Bixby Real Estate Facility, RB
5.000%, 06/15/2038	350	383
5.000%, 06/15/2040	350	375
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2026	300	302
4.000%, 10/01/2027	125	127
4.000%, 10/01/2028	250	257
Wisconsin State, Ser 1, GO
5.000%, 05/01/2033	150	169
5.000%, 05/01/2034	200	228
5.000%, 05/01/2035	175	200
		41,941

22	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 1, RB
6.000%, 12/01/2054	$200	$220

Total Municipal Bonds
(Cost $1,557,238) ($ Thousands)		1,571,782

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	7,117,675	7,118
Total Cash Equivalent
(Cost $7,118) ($ Thousands)		7,118
Total Investments in Securities — 99.4%
(Cost $1,564,356) ($ Thousands)		$1,578,900
Percentages are based on Net Assets of $1,589,122 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $38,073 ($ Thousands), representing 2.4% of the Net Assets of the Fund.
(C)	Security is in default on interest payment.
(D)	Security is escrowed to maturity.
(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(F)	Zero coupon security.
(G)	No interest rate available.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	1,567,102	4,680	1,571,782
Cash Equivalent	7,118	–	–	7,118
Total Investments in Securities	7,118	1,567,102	4,680	1,578,900

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$—	$75,171	$(68,053)	$—	$—	$7,118	$82	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	23

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 101.3%
Alabama — 4.1%
Black Belt Energy Gas District, Ser A-1, RB
4.000%, 10/01/2049 (A)	$115	$116
Black Belt Energy Gas District, Ser B, RB
4.000%, 10/01/2052 (A)	860	868
Black Belt Energy Gas District, Ser F, RB
5.000%, 12/01/2030	1,625	1,750
Black Belt, Energy Gas District, RB
2.230%, 10/01/2052 (A)	3,250	3,244
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2027	2,000	2,070
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	610	639
Black Belt, Energy Gas District, Ser S, RB
4.000%, 10/01/2052 (A)	2,500	2,523
Black Belt, Energy Gas District, Sub-Ser, RB
3.859%, 07/01/2052 (A)	2,000	2,011
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	3,500	3,583
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
3.300%, 07/15/2034 (A)	1,000	1,000
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	258
Southeast Alabama, Energy Authority, Ser E, RB
5.000%, 10/01/2030	6,625	7,220
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2026	1,500	1,503
5.000%, 04/01/2027	500	512
5.000%, 04/01/2028	1,250	1,308
Southeast Energy Authority A Cooperative District, RB
5.000%, 09/01/2029	680	725
5.000%, 09/01/2030	685	741
		30,071
Alaska — 0.2%
Alaska Railroad, Cruise Port, AMT, RB, AG
5.500%, 10/01/2030	300	334
Alaska State, Industrial Development & Export Authority, Tanana Chiefs Conference Project, RB
5.000%, 10/01/2029	1,000	1,075
		1,409
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona — 1.6%
Arizona State, Health Facilities Authority, Banner Health, RB
2.130%, 01/01/2046 (A)	$600	$596
Arizona State, Health Facilities Authority, Ser C-RMK, RB, BANK OF AMERICA N.A.
0.900%, 01/01/2046 (A)(B)	1,695	1,695
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,327
Phoenix, Industrial Development Authority, Republic Services Inc Project, AMT, RB
3.000%, 12/01/2035 (A)	1,000	1,000
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,259
		11,877
Arkansas — 0.4%
Springdale, Water & Sewer, RB
5.000%, 09/01/2027	250	260
5.000%, 09/01/2028	200	214
5.000%, 09/01/2029	350	382
5.000%, 09/01/2031	350	391
West Memphis, Sales & Use Tax, RB, AGM
5.000%, 06/01/2029	1,630	1,752
		2,999
California — 4.5%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (C)	1,000	991
California Housing Finance Agency, RB
2.950%, 02/01/2056 (A)	6,195	6,201
California Municipal Finance Authority, Ser A, RB
2.950%, 01/01/2056 (A)	1,047	1,056
California State, Community Choice Financing Authority, Clean Energy Project, RB
4.000%, 10/01/2052 (A)	2,710	2,762
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 11/01/2027	1,500	1,555
5.000%, 05/01/2028	1,650	1,729
5.000%, 11/01/2028	1,850	1,959
5.000%, 05/01/2029	1,750	1,871
California State, Community Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	454
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	5,500	5,566

24	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
City of Los Angeles California, RB
5.000%, 06/25/2026	$2,000	$2,017
East County, Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,310	1,312
Northern California, Energy Authority, RB
5.000%, 08/01/2026	450	454
5.000%, 08/01/2027	700	723
Pittsburg Successor Agency, Redevelopment Agency, TA, AMBAC
0.000%, 08/01/2028 (C)	500	468
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (C)	505	476
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2029 (C)	500	462
Southern California, Public Power Authority, Canyon Power Project, Ser S, RB
3.700%, 07/01/2040 (A)	1,000	1,006
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	377
5.000%, 04/01/2055 (A)	1,500	1,614
Tender Option Bond Trust Receipts, Ser 2025, RB, CITIBANK N.A.
2.000%, 09/01/2048 (A)(B)(D)	500	500
		33,553
Colorado — 2.2%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	488
5.000%, 11/15/2058 (A)	480	509
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,002
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	3,415	3,619
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	375	381
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	278
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	500	534
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,535
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Grand River Hospital District, GO, AG
5.000%, 12/01/2027	$1,270	$1,320
Jefferson County, School District R-1, GO
5.000%, 12/15/2030	2,065	2,170
Mirabelle Metropolitan District No. 2, Ser A, GO, AGC
5.000%, 12/01/2027	215	223
5.000%, 12/01/2028	235	250
5.000%, 12/01/2029	200	216
Thornton Development Authority, East 144th Avenue & I-25 Project, TA
5.000%, 12/01/2028	1,260	1,338
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	145
5.000%, 12/01/2028	155	164
5.000%, 12/01/2029	165	178
5.000%, 12/01/2030	120	132
		16,482
Connecticut — 0.6%
Connecticut Housing Finance Authority, Ser D-2, RB
3.100%, 11/15/2064 (A)	440	441
Norwalk, Housing Authority, Wall Street Place, RB
3.050%, 09/01/2058 (A)	3,330	3,348
Town of Wethersfield Connecticut, Ser B, GO
4.000%, 03/01/2028	305	305
		4,094
District of Columbia — 3.0%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8070, RB
2.280%, 08/01/2040 (A)(D)	4,800	4,800
District of Columbia Water & Sewer Authority, Sub-Ser, RB
1.000%, 10/01/2054 (A)	1,150	1,150
District of Columbia, Housing Finance Agency, Belmont Crossing Phase II Project, RB
5.000%, 03/01/2029 (A)	3,750	3,907
District of Columbia, Ser C, GO
0.000%, 06/01/2051 (A)(E)	10,000	10,000
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2029	500	544
5.000%, 10/01/2031	1,650	1,673
		22,074

SEI Tax Exempt Trust	25

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 3.6%
Alachua County, Housing Finance Authority, RB
3.300%, 12/01/2029 (A)	$7,250	$7,307
City of South Miami Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2032	3,000	3,438
Florida Housing Finance, Ser C-RE, RB, HUD SECT 8
3.080%, 12/01/2026 (A)	4,735	4,736
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	2,000	2,026
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2028	1,500	1,590
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,002
Miami-Dade County, Housing Finance Authority, Homestead Gardens Phase I, RB
3.400%, 01/01/2045 (A)	5,000	5,049
Miami-Dade County, Housing Finance Authority, Rainbow Village Project, Ser B, RB, FHA
3.550%, 03/01/2029 (A)	1,000	1,018
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	313
		26,479
Georgia — 5.7%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	1,480	1,538
Bartow County, Development Authority, Georgia Power Company Plant Bowen Project, AMT, RB
1.100%, 11/01/2062 (A)	2,365	2,365
Burke County, Development Authority, Pollution Control, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	1,000	1,000
3.300%, 12/01/2049 (A)	3,280	3,327
Columbus County, Housing Authority, Columbus Gardens Project, RB, FHA
5.000%, 04/01/2028 (A)	1,250	1,281
Dalton, Housing Authority, Mountain Woods Apartment Project, RB, FHA
5.000%, 11/01/2027 (A)	4,032	4,097
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Decatur, Housing Authority, Multifamily Housing Revenue, Calvin Court Project, RB
3.600%, 08/01/2028 (A)	$2,865	$2,902
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,128
5.000%, 05/01/2054 (A)	6,000	6,545
4.000%, 03/01/2026	500	500
4.000%, 09/01/2026	415	418
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 03/01/2026	850	850
5.000%, 09/01/2026	850	859
5.000%, 03/01/2027	400	409
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	1,285	1,292
4.000%, 05/01/2052 (A)	1,540	1,586
4.000%, 08/01/2052 (A)(D)	4,000	4,034
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	2,260	2,462
Georgia State, Main Street Natural Gas, Ser E, RB
5.000%, 12/01/2027	2,605	2,695
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.350%, 11/01/2048 (A)	2,000	2,036
Savannah, Housing Authority, The Pines at Garden City Project, RB
5.000%, 03/01/2028 (A)	610	624
		41,948
Guam — 0.4%
Guam, Antonio B. Won Pat International Airport Authority, Ser B, RB
5.000%, 10/01/2031	200	219
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	710	732
5.000%, 07/01/2028	800	841
Territory of Guam, Business Priviledge Tax, Ser G, RB
5.000%, 01/01/2028	1,335	1,386
		3,178
Illinois — 6.1%
Board of Trustees of the University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	392
5.000%, 10/01/2028	475	502

26	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	$575	$631
5.000%, 01/01/2031	230	258
Chicago, Multi-Family Housing, The Ave SW Project, RB
3.200%, 10/01/2028 (A)	2,465	2,488
Chicago, Multi-Family Housing, United Yards 1A Project, RB
3.500%, 08/01/2027 (A)	1,005	1,009
Chicago, Ser A, GO
5.000%, 01/01/2027	1,265	1,280
5.000%, 01/01/2029	1,500	1,563
Chicago, Ser B, GO
5.000%, 01/01/2031	1,000	1,067
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	1,021
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	675	723
Cook County, Ser A, GO
5.000%, 11/15/2030	1,000	1,017
Granite, Solid Waste Disposal, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027	4,100	3,987
Illinois Finance Authority, University of Chicago, Medical Center, RB
5.000%, 08/15/2054 (A)	1,880	2,024
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	1,028
Illinois State, Finance Authority, Noble Network of Charter Schools, RB
5.000%, 09/01/2027	490	504
5.000%, 09/01/2028	515	539
Illinois State, Finance Authority, Southern Illinois Healthcare Enterprises, RB
5.000%, 03/01/2028	410	418
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	300	307
5.000%, 04/01/2028	400	415
Illinois State, Finance Authority, Waste Management Inc Project, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,526
Illinois State, Housing Development Authority, Leyden Senior Apartments, RB
3.380%, 07/01/2045 (A)	1,250	1,258
Illinois State, Sales Tax Revenue, Ser A, RB, BAM
5.000%, 06/15/2031	1,000	1,053
Illinois State, Ser A, GO
5.000%, 11/01/2026	2,740	2,787
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Ser D, GO
5.000%, 11/01/2026	$3,590	$3,652
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,503
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	270	271
5.000%, 01/01/2036	165	165
Illinois State, University, RB
5.000%, 04/01/2029	200	215
5.000%, 04/01/2030	200	219
Jefferson County, Township High School District No. 201 Mt Vernon, Ser A, GO
6.500%, 12/30/2030	1,085	1,273
Kankakee County, Community High School District No. 307 Bradley-Bourbonnais, GO, AG
5.000%, 12/01/2029	225	245
5.000%, 12/01/2030	200	222
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	1,500	1,530
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
4.000%, 12/15/2026	1,000	1,010
Sales Tax Securitization, RB
5.000%, 01/01/2030	1,000	1,046
Springfield, GO
5.000%, 12/01/2027	1,200	1,250
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	366
		44,764
Indiana — 1.9%
Indiana Housing & Community Development Authority, RB
2.750%, 04/01/2043 (A)	2,310	2,310
2.740%, 10/01/2045 (A)	2,000	2,001
Indiana Municipal Power Agency, Ser C, RB
5.000%, 01/01/2027	100	101
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,996
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,955
Indiana State, Municipal Power Agency, Ser A, RB, AGC
5.000%, 01/01/2027	1,865	1,909

SEI Tax Exempt Trust	27

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Public Transportation Corporation Project, RB
5.000%, 07/15/2026	$600	$606
5.000%, 01/15/2029	450	485
Valparaiso 21st Century School Building, RB, ST AID INTERCEPT
5.000%, 07/15/2027	250	259
5.000%, 01/15/2028	550	575
5.000%, 07/15/2028	450	478
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	496
Westfield-Washington, Multi-School Building, Ser A, RB, BAM
5.000%, 01/15/2029	900	962
		14,133
Iowa — 0.1%
Iowa Finance Authority, UnityPoint Health Project, RB, TD BANK N.A.
0.950%, 02/15/2039 (A)(B)	500	500
Iowa State, Finance Authority, Mortgage- Backed Securities Program, Ser E, RB, GNMA/FNMA/FHLMC
1.870%, 01/01/2049 (A)	100	100
		600
Kansas — 2.5%
City of Andover Kansas, Ser A, GO
3.500%, 10/01/2028	10,235	10,311
City of Topeka Kansas, Ser A, GO
3.000%, 10/01/2026	2,600	2,607
City of Wichita Kansas, Ser S, RB
3.150%, 02/01/2030 (A)	2,250	2,272
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,237
Manhattan, GO, BAM
5.000%, 06/15/2028	2,000	2,013
		18,440
Kentucky — 4.8%
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,323
Kentucky State, Interlocal School Transportation Association, COP, ST INTERCEPT
4.000%, 03/01/2028	1,200	1,234
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	$17,000	$18,373
5.000%, 07/01/2026	450	453
4.000%, 12/01/2050 (A)	650	654
Rural Water Financing Agency, RB
3.700%, 05/01/2027	2,000	2,000
Rural Water Financing Agency, Ser S, RB
3.050%, 05/01/2027	2,000	2,000
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	750	758
Trimble County, Environmental Facilities, Louisville Gas and Electric Company Project, AMT, RB
4.700%, 06/01/2054 (A)	750	763
University of Louisville, Ser D, RB, ST INTERCEPT
5.000%, 03/01/2030	3,140	3,177
University of Louisville, Ser F, RB, ST INTERCEPT
5.000%, 03/01/2027	2,000	2,052
		35,787
Louisiana — 1.1%
City of Shreveport Louisiana Water & Sewer Revenue, RB, AG
5.000%, 12/01/2027	775	806
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,373
5.000%, 08/15/2027	1,000	1,041
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,547
St. John the Baptist Parish, Marathon Oil Project, RB
3.300%, 06/01/2037 (A)	1,000	1,017
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	999
		7,783
Maryland — 1.2%
Maryland Health & Higher Educational Facilities Authority, RB
5.000%, 05/15/2030	850	944
Maryland Health & Higher Educational Facilities Authority, Ser A, RB
5.000%, 08/15/2028	700	745

28	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland Health & Higher Educational Facilities Authority, Ser C, RB
5.000%, 08/15/2029	$1,500	$1,630
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	453
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	410	410
5.000%, 03/01/2028	1,220	1,287
Washington Suburban Sanitary Commission, RB, CNTY-GTD
1.000%, 06/01/2027 (A)	3,200	3,200
		8,669
Massachusetts — 1.6%
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,490	1,498
Massachusetts State, Development Finance Agency, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027 (D)	2,500	2,431
Massachusetts State, Development Finance Agency, Wellforce Inc, Ser C, RB, AGM
5.000%, 10/01/2027	435	453
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2026	1,000	1,007
Metrowest Regional Transit Authority, RB, COMWLTH APPROP
3.375%, 09/11/2026	6,775	6,794
		12,183
Michigan — 1.6%
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	367
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,508
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	5,290	5,291
Michigan State, Strategic Fund, Consumers Energy Company Project, AMT, RB
0.875%, 04/01/2035 (A)	900	885
		12,051
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota — 2.0%
Brooklyn Center Independent School District No. 286, GO, SD CRED PROG
4.000%, 09/30/2026	$700	$705
Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project, RB
5.000%, 11/01/2030	250	272
Gibbon, Independent School District No. 2365, Ser A, GO, SD CRED PROG
6.000%, 02/01/2027	200	206
Kiester, Ser A, GO, MN CRED PROG
3.625%, 12/01/2026	1,710	1,711
Maple Grove, Health Care Facilities Revenue, North Memorial Health Care, RB
5.000%, 09/01/2029	2,830	2,833
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,131
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,311
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	558
1.050%, 07/01/2026	1,145	1,136
Minnesota State, Rural Water Finance Authority, Public Projects Construction, RB
3.300%, 08/01/2026	1,000	1,001
Nicollet Independent School District No. 507, Ser A, GO, SD CRED PROG
0.000%, 02/01/2027 (C)	130	127
0.000%, 02/01/2029 (C)	140	129
0.000%, 02/01/2031 (C)	230	198
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	501
Saint Paul, Housing & Redevelopment Authority, Health Care System, Fairview Health Services, RB
5.000%, 11/15/2029	705	729
Woodbury Housing & Redevelopment Authority, Reserve at Settlers Ridge, RB
3.200%, 02/01/2046 (A)	995	1,004
		14,552
Mississippi — 0.5%
Mississippi Business Finance, Ser J, RB
1.000%, 11/01/2035 (A)	4,000	4,000

SEI Tax Exempt Trust	29

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 0.5%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	$580	$597
Health & Educational Facilities Authority of the Missouri State, Ser B, RB
3.125%, 02/01/2027	235	235
Jackson County, RB
5.000%, 12/01/2027	1,110	1,160
Missouri State, Health & Educational Facilities Authority, Lutheran Senior Services Projects, RB
5.000%, 02/01/2030	1,200	1,279
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	620	624
		3,895
Montana — 0.1%
Big Sky Resort Area District, RB, AG
5.000%, 07/01/2029	250	271
5.000%, 07/01/2030	220	244
5.000%, 07/01/2031	225	254
		769
Nebraska — 0.1%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,070

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Waste Management Inc Project, AMT, RB
4.000%, 10/01/2033 (A)	1,500	1,504
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,878
3.625%, 04/01/2026	1,750	1,751
New Hampshire State, National Finance Authority, Pollution Control, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	538
		5,671
New Jersey — 3.2%
City of Newark New Jersey, GO
4.000%, 12/11/2026	2,000	2,021
Haddonfield, Public Schools District, GO, SCH BD RES FD
1.000%, 04/15/2027	1,725	1,695
1.000%, 04/15/2028	1,370	1,324
1.000%, 04/15/2029	1,396	1,328
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hopewell Valley Regional School District, GO, SCH BD RES FD
1.500%, 02/01/2033	$3,925	$3,556
Monmouth County, Improvement Authority, RB
4.000%, 03/12/2027	2,000	2,035
New Jersey Housing & Mortgage Finance Agency, RB, HUD SECT 8
3.100%, 07/01/2029 (A)	2,425	2,446
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,508
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	861
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas, RB
5.000%, 07/01/2029	1,830	1,845
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (C)	1,390	1,269
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,200	1,225
Winslow, GO
2.000%, 03/01/2029	875	860
		23,973
New Mexico — 0.7%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	1,022
New Mexico State, Municipal Energy Acquisition Authority, Gas Supply, RB
5.000%, 06/01/2054 (A)	2,500	2,709
Santa Fe County, Multifamily Housing, Cresta Ranch Apartments, RB
3.290%, 12/10/2049 (A)	1,500	1,513
		5,244
New York — 6.5%
Buffalo, Municipal Housing Authority, RB, FHA
2.650%, 07/01/2031	690	658
City of New York New York, Sub-Ser G-3, GO
0.950%, 02/01/2055 (A)	6,100	6,100
Glenville Hill Fire District No. 8, GO
4.000%, 09/25/2026	3,410	3,428
Homer Central School District, GO, ST AID WITHHLDG
3.150%, 09/18/2026	5,000	5,009

30	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	$1,435	$1,471
3.000%, 09/01/2049 (A)	4,470	4,491
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2030	900	1,010
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,526
Metropolitan Transportation Authority, RB
5.000%, 11/15/2031	3,000	3,427
New York City Housing Development, Ser G, RB
3.100%, 11/01/2032	1,450	1,450
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	5,002
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	3,041
New York City, Ser 2-REM, GO
1.000%, 04/01/2042 (A)	2,100	2,100
New York State, Housing Finance Agency, RB
3.450%, 11/01/2063 (A)	140	140
New York State, Housing Finance Agency, Ser A-2, RB
3.450%, 06/15/2054 (A)	1,000	1,018
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2026	1,000	1,017
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2026	1,000	1,020
Niagara Frontier Transportation Authority Airport System Revenues, AMT, RB
5.000%, 04/01/2028	1,045	1,088
Rib Floater Trust Various State,s, Ser 2026- 1002, RB
1.960%, 07/01/2046 (A)(D)	3,645	3,645
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	1,645	1,653
		48,294
North Carolina — 0.6%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB, ROYAL BANK OF CANADA
1.000%, 01/15/2042 (A)(B)	400	400
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Durham, Housing Authority, 500 East Main, RB, FHA
3.625%, 04/01/2029 (A)	$3,575	$3,645
		4,045
North Dakota — 0.8%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	5,000	5,002
Elm River Joint Water Resource District, Ser B, GO
5.000%, 05/01/2026	850	853
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	102
5.000%, 12/01/2027	125	130
5.000%, 12/01/2028	125	132
		6,219
Ohio — 4.0%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,604
American Municipal Power, R.I.C.E. Peaking Project, RB
5.000%, 02/15/2030	805	875
Columbus-Franklin County, Finance Authority, RB
3.190%, 06/01/2044 (A)	1,500	1,516
County of Allen, Ohio Hospital Facilities Revenue, RB, TRUIST BANK
0.900%, 11/01/2050 (A)(B)	3,000	3,000
Cuyahoga County, Convention Hotel Project, COP
5.000%, 12/01/2026	845	861
Cuyahoga Metropolitan Housing Authority, RB, HUD SECT 8
3.320%, 12/01/2027 (A)	1,190	1,191
Newark, GO
5.000%, 03/18/2026	1,900	1,902
Ohio Housing Finance Agency, Community & Pendelton Apartments Project, RB
3.400%, 07/01/2042 (A)	2,600	2,619
Ohio Housing Finance Agency, Pebble Brooke Apartments Project, RB
3.350%, 07/01/2043 (A)	1,300	1,318
Ohio Housing Finance Agency, RB
3.150%, 01/01/2044 (A)	1,200	1,211
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,525

SEI Tax Exempt Trust	31

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Higher Educational Facility Commission, Xavier University 2024 Project, RB
5.000%, 05/01/2026	$525	$527
5.000%, 05/01/2028	700	729
5.000%, 05/01/2030	540	578
Ohio State, Housing Finance Agency, Hitchcock Housing, Ser A, RB, FHA
5.000%, 04/01/2027 (A)	1,300	1,302
Ohio State, Housing Finance Agency, Terrace Gardens, Ser A, RB, FHA
4.000%, 12/01/2027 (A)	3,075	3,108
Ohio State, RB
5.000%, 01/15/2028	2,000	2,087
Ohio State, University Hospitals Health System, RB
2.150%, 01/15/2045 (A)	2,000	2,000
		29,953
Oklahoma — 1.5%
Mcintosh County, Educational Facilities Authority, Eufaula Public Schools Project, RB
5.000%, 09/01/2028	340	356
Murray County, Educational Facilities Authority, RB
5.000%, 09/01/2027	525	539
5.000%, 09/01/2028	550	573
Oklahoma County, Finance Authority, Western Heights Public Schools Project, RB
5.000%, 09/01/2028	1,365	1,417
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	812
Tulsa County, Industrial Authority, Educational Facilities, Broken Arrow Public Schools Project, RB
5.000%, 09/01/2029	350	378
5.000%, 09/01/2030	375	413
Tulsa County, Industrial Authority, RB
5.000%, 09/01/2027	550	570
Tulsa, Ser A, GO
0.050%, 01/01/2027	5,735	5,622
University of Oklahoma, Ser A, RB, BAM
5.000%, 07/01/2026	330	333
		11,013
Oregon — 0.8%
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO, SCH BD GTY
0.000%, 06/15/2027 (C)	350	338
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO, SCH BD GTY
0.000%, 06/15/2026 (C)	$3,270	$3,248
Multnomah County, School District No. 40, Ser A, GO, SCH BD GTY
0.000%, 06/15/2026 (C)	250	248
0.000%, 06/15/2028 (C)	395	372
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,020
Port of Portland, Airport Revenue, Ser THIRTY-B, AMT, RB
5.000%, 07/01/2027	665	687
		5,913
Pennsylvania — 2.5%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
2.580%, 11/15/2047 (A)	3,000	2,976
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (A)	1,000	1,012
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	1,004
Lycoming County, College Revenue Authority, Lycoming College Project, RB
3.850%, 11/01/2035 (A)	2,000	2,008
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	602
Pennsylvania Housing Finance Agency, RB, HUD SECT 8
3.150%, 01/01/2046 (A)	3,500	3,533
Pennsylvania State, Economic Development Financing Authority, Rapid Bridge Replacement Project, AMT, RB
5.000%, 12/31/2030	640	644
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, Ser A, RB, AGM
5.000%, 05/01/2029	1,500	1,612
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,292
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,202
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	299

32	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Scranton-Lackawanna Health & Welfare Authority, University of Scranton, RB
5.000%, 11/01/2027	$310	$322
5.000%, 11/01/2028	400	424
State, Public School Building Authority, School District of Philadelphia, RB, ST AID WITHHLDG
5.000%, 06/01/2027	1,500	1,530
		18,460
Rhode Island — 0.1%
Providence, Public Building Authority, Capital Improvement Program Projects, RB, AGC
5.000%, 09/15/2029	850	920

South Carolina — 0.6%
South Carolina State, Housing Finance & Development Authority, RB
3.250%, 01/01/2046 (A)	2,500	2,525
South Carolina State, Housing Finance & Development Authority, Settlement Manor Apartments Project, RB
5.000%, 11/01/2028 (A)	1,250	1,297
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2030	675	756
		4,578
Tennessee — 4.7%
Chattanooga, Health Educational & Housing Facility Board, One Westside Phase 1B Project, RB
3.600%, 06/01/2048 (A)	2,500	2,537
Chattanooga, Health Educational & Housing Facility Board, Shallowford Project, RB, FHA
3.800%, 12/01/2029 (A)	2,000	2,017
Franklin, Health & Educational Facilities Board, Multifamily Housing, Harpeth Hills Apartments Project, RB, FHA
3.600%, 11/01/2029 (A)	1,500	1,517
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2027	400	412
5.000%, 07/01/2028	400	424
Knoxville's Community Development, RB
3.150%, 05/01/2046 (A)	6,000	6,053
Metropolitan Government Nashville & Davidson County, Health & Educational Facs Bd, RB
3.150%, 12/01/2042 (A)	2,700	2,717

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rutherford County, Health & Educational Facilities Board, RB
5.000%, 11/15/2048 (A)	$1,500	$1,652
Shelby County, Health Educational & Housing Facility Board, Methodist Le Bonheur Healthcare, RB
5.000%, 05/01/2031	260	266
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	1,000	1,090
Tennergy, RB
5.000%, 06/01/2028	275	288
5.000%, 06/01/2029	825	882
5.000%, 10/01/2054 (A)	7,500	8,052
Tennergy, Ser A, RB
5.500%, 12/01/2027	750	780
5.250%, 12/01/2026	700	712
Tennessee Energy Acquisition, Ser A, RB
5.000%, 11/01/2033	2,200	2,431
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	3,060	3,108
		34,938
Texas — 15.3%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	324
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,007
Austin Affordable Pfc, RB
2.950%, 11/01/2059 (A)	3,200	3,227
Central Texas, Turnpike System, Ser B, RB
5.000%, 08/15/2042 (A)	3,000	3,277
City of San Antonio Texas Electric & Gas Systems Revenue, Ser A, RB
3.000%, 02/01/2055 (A)	2,000	2,018
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2026	390	397
6.500%, 09/01/2027	635	669
6.500%, 09/01/2028	245	268
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark, RB
3.300%, 01/01/2043 (A)	8,710	8,790
Denton County, GO
4.000%, 07/15/2027	740	741
Denton Independent School District, Ser B1, GO, PSF-GTD
4.000%, 08/15/2055 (A)	1,300	1,351
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,025	1,038

SEI Tax Exempt Trust	33

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ector County, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/15/2049 (A)	$1,000	$1,022
El Paso County, Community College District, RB
5.000%, 04/01/2028	875	925
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	1,965
Fort Bend County, Municipal Utility District No. 162, GO, BAM
5.500%, 09/01/2027	520	542
Fort Bend County, Municipal Utility District No. 222, GO, AG
6.000%, 07/01/2027	290	302
6.000%, 07/01/2028	305	328
6.000%, 07/01/2029	315	349
6.000%, 07/01/2030	335	381
5.000%, 07/01/2031	350	390
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	2,000	2,044
0.720%, 08/01/2051 (A)	805	796
Galveston, Wharves & Terminal Revenue, Ser B, RB
5.000%, 08/01/2028	250	263
5.000%, 08/01/2029	300	322
5.000%, 08/01/2030	300	327
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	395
4.000%, 10/01/2028	525	545
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
5.000%, 05/15/2050 (A)	1,000	1,095
Harris County, Hospital District, GO
5.000%, 02/15/2028	750	787
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2026	740	753
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2026	665	670
4.000%, 09/01/2027	695	710
4.000%, 09/01/2028	725	750
4.000%, 09/01/2029	755	780
Harris County, Municipal Utility District No. 165, GO, BAM
5.500%, 03/01/2026	305	305
5.500%, 03/01/2027	320	329
5.500%, 03/01/2028	335	354
5.125%, 03/01/2029	350	375
5.000%, 03/01/2030	365	398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	$710	$711
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2026	470	481
7.250%, 09/01/2027	480	513
7.250%, 09/01/2028	495	552
Harris-Waller Counties, Municipal Utility District No. 4, GO, AGC
6.500%, 11/01/2026	695	712
6.500%, 11/01/2027	735	780
6.500%, 11/01/2028	765	841
6.500%, 11/01/2029	805	914
6.500%, 11/01/2030	840	981
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2026	230	237
7.250%, 11/01/2027	350	376
7.250%, 11/01/2028	345	387
7.250%, 11/01/2029	390	453
Hays Consolidated Independent School District, GO, PSF-GTD
5.000%, 02/15/2029	750	809
Highway 380, Municipal Management District No. 1, GO, BAM
5.500%, 05/01/2026	360	362
5.500%, 05/01/2027	375	388
5.500%, 05/01/2028	390	415
5.000%, 05/01/2030	420	461
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2030	1,000	1,002
Hutto Independent School District, GO, PSF-GTD
4.000%, 02/01/2055 (A)	1,435	1,491
Katy, Independent School District, GO, PSF-GTD
4.000%, 08/15/2050 (A)	2,195	2,211
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2026	300	300
5.000%, 03/01/2028	305	320
Lubbock, Water & Wastewater System, RB
5.000%, 02/15/2028	355	375
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	864

34	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	$175	$178
5.750%, 09/01/2027	185	193
5.750%, 09/01/2028	195	210
5.750%, 09/01/2029	205	227
5.375%, 09/01/2030	220	245
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	256
5.500%, 12/01/2027	250	262
5.500%, 12/01/2028	250	269
5.250%, 12/01/2029	250	273
New Hope, Cultural Education Facilities, Westminster Project, RB
5.000%, 11/01/2027	345	355
5.000%, 11/01/2028	440	461
5.000%, 11/01/2029	570	607
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2027	1,665	1,705
Northside, Independent School District, GO, PSF-GTD
3.550%, 06/01/2050 (A)	1,500	1,533
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,455	3,501
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,319
Pottsboro, Independent School District, GO, PSF-GTD
4.000%, 02/15/2052 (A)	2,100	2,145
Rib Floater Trust Various State,s, Ser 2025-1012, RB
1.960%, 11/15/2055 (A)(D)	3,000	3,000
Round Rock, Independent School District, Ser A, GO, PSF-GTD
5.000%, 08/01/2044 (A)	1,000	1,112
San Antonio, Electric & Gas Systems Revenue, RB
3.650%, 02/01/2053 (A)	1,000	1,004
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
3.080%, 02/01/2055 (A)	2,000	2,024
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,106
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,105	1,111
Tarrant County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2030	2,000	2,234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Housing Finance Corporation, Multifamily Housing, Wildwood Branch, RB
3.600%, 02/01/2043 (A)	$5,500	$5,576
Texas Municipal Gas Acquisition & Supply IV, Ser A, RB
5.500%, 01/01/2054 (A)	2,000	2,152
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	948
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Gulfway Manor, RB, FHA
3.250%, 08/01/2028 (A)	3,600	3,601
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Palladium Old FM 471, RB, FHA
3.050%, 09/01/2029 (A)	3,495	3,520
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
3.370%, 12/15/2026 (A)	345	345
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
3.320%, 09/15/2027 (A)	2,150	2,154
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2028	3,185	3,317
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2027	750	763
THF Public Facility, Covington Acres, RB
3.340%, 02/01/2044 (A)	1,000	1,014
Victory Street Public Facility, Ser N, RB
3.150%, 01/01/2047 (A)	2,000	2,017
		112,982
Utah — 1.1%
Cache County, School District, GO, SCH BD GTY
4.000%, 06/15/2030	1,500	1,508
County, of Utah Utah, Ser ICES, RB
1.000%, 05/15/2058 (A)	3,100	3,100
Ogden, School District, GO, SCH BD GTY
5.000%, 06/15/2026	1,250	1,260
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	202
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB, UT CSCE
5.000%, 04/15/2027	250	256
5.000%, 04/15/2029	200	213
5.000%, 04/15/2030	215	232

SEI Tax Exempt Trust	35

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah State, Housing Corporation, Promontory Place Apartments, RB
3.400%, 02/01/2028 (A)	$1,000	$1,011
		7,782
Virgin Islands — 0.3%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2026	2,425	2,448

Virginia — 1.3%
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	50	51
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,668
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	542
5.000%, 07/01/2030	550	609
Louisa Industrial Development Authority, Virginia Electric and Power Company Project, RB
3.125%, 11/01/2035 (A)	3,435	3,500
Virginia Housing Development Authority, Sub-Ser F-SUB, RB
3.650%, 07/01/2033	245	252
3.600%, 01/01/2033	260	266
3.450%, 07/01/2032	370	377
3.400%, 01/01/2032	240	244
Virginia Small Business Financing Authority, RB
5.000%, 10/01/2029	1,110	1,188
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	325
3.800%, 07/01/2029	355	366
		9,388
Washington — 0.8%
County of King, Washington Sewer Revenue, Ser B, RB
0.950%, 01/01/2042 (A)	1,000	1,000
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,525	1,541
5.000%, 07/01/2029	510	552
Port of Seattle, Ser A, AMT, RB
5.000%, 05/01/2029	1,595	1,640

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	$1,000	$1,007
		5,740
West Virginia — 0.5%
West Virginia Housing Development Fund, RB, HUD SECT 8
2.875%, 11/01/2028 (A)	1,650	1,657
West Virginia State, Housing Development Fund, Multifamily Housing, Five Points, RB
5.000%, 03/01/2027 (A)	2,315	2,315
		3,972
Wisconsin — 4.5%
Clayton, Ser B, RB
2.000%, 06/01/2026	1,155	1,152
County of Buffalo Wisconsin, GO
4.000%, 09/01/2028	595	611
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2026	2,120	2,132
5.000%, 06/01/2027	2,230	2,296
Fort Atkinson, GO
4.000%, 02/01/2027	340	345
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,116
Milwaukee, Ser N3, GO, AGM
5.000%, 04/01/2029	1,000	1,075
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	950
Public Finance Authority, RB
5.000%, 12/01/2030	870	948
Slinger, Redevelopment Authority, Police Station Project, Ser A, RB
5.000%, 03/01/2030	75	82
Wisconsin Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB
5.000%, 08/15/2028	1,250	1,325
Wisconsin Health & Educational Facilities Authority, RB
5.000%, 06/01/2026	1,880	1,891
5.000%, 12/01/2026	3,625	3,689
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,008
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (D)	4,500	4,530

36	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	$310	$311
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,304
Wisconsin State, Housing & Economic Development Authority, Multifamily Housing, The Intersect Project, Ser I, RB
5.000%, 11/01/2058 (A)	1,250	1,277
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.750%, 11/01/2055 (A)	3,205	3,230
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	1,003
Wisconsin State, Public Finance Authority, Waste Management Inc Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,985
		33,260
Wyoming — 0.3%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	2,000	2,001

Total Municipal Bonds
(Cost $744,302) ($ Thousands)		749,654

Total Investments in Securities — 101.3%
(Cost $744,302) ($ Thousands)		$749,654

Percentages are based on Net Assets of $740,340 ($ Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Zero coupon security.
(D)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $22,940 ($ Thousands), representing 3.1% of the Net Assets of the Fund.
(E)	No interest rate available.

As of February 28, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	37

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%
California — 97.9%
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	$1,000	$1,041
Bay Area Toll Authority, Ser F-2, RB
5.000%, 04/01/2036	1,000	1,161
Bay Area Toll Authority, Sub-Ser S-11, RB
5.000%, 04/01/2036	2,000	2,416
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,796
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 11/01/2033	3,500	3,873
5.000%, 08/01/2055 (A)	2,000	2,164
5.000%, 10/01/2055 (A)	3,000	3,196
5.000%, 03/01/2056 (A)	2,000	2,222
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,194
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	1,000	1,065
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	436
5.000%, 04/01/2030	425	475
5.000%, 04/01/2031	470	538
California State, GO
5.000%, 08/01/2031	3,485	3,626
5.000%, 11/01/2031	4,500	5,092
5.000%, 09/01/2032	1,000	1,174
5.000%, 09/01/2035	1,000	1,183
5.000%, 10/01/2035	5,000	5,864
4.000%, 08/01/2034	4,000	4,494
4.000%, 08/01/2035	2,500	2,512
California State, GO Pre-Refunded @ 100
5.000%, 08/01/2027 (B)	15	16
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,328
California State, Health Facilities Financing Authority, Adventis Health System, Ser S, RB
5.000%, 12/01/2036	2,500	2,820
5.000%, 12/01/2037	3,180	3,550

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2054 (A)	$1,000	$1,138
California State, Health Facilities Financing Authority, Common Spirit Health, Ser A, RB
5.000%, 12/01/2035	1,000	1,168
5.000%, 12/01/2036	1,000	1,155
California State, Health Facilities Financing Authority, El Camino Health Services, Ser A, RB
5.000%, 02/01/2035	500	611
5.000%, 02/01/2036	200	238
5.000%, 02/01/2037	750	884
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,395
California State, Health Facilities Financing Authority, RB
5.250%, 10/01/2050 (A)	1,000	1,172
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,551
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	850	885
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,248	1,315
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	1,500	1,713
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	3,074
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, RB
5.000%, 11/01/2035	850	987
5.000%, 11/01/2037	465	530
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	607
5.000%, 11/01/2032	850	973
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2027	1,170	1,202

38	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	$450	$452
California State, Municipal Finance Authority, Eskaton Properties, RB
5.000%, 11/15/2034	1,275	1,429
5.000%, 11/15/2035	1,340	1,493
5.000%, 11/15/2036	1,410	1,563
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,268
California State, Municipal Finance Authority, Ignatius College Prep, Ser A, RB
5.000%, 09/01/2034	500	603
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	754
5.000%, 05/15/2030	900	988
California State, Municipal Finance Authority, RB
5.000%, 10/01/2036	1,000	1,101
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,090
California State, Municipal Finance Authority, Ser A-1, RB
5.000%, 06/01/2056 (A)	2,000	2,122
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	502
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	1,550	1,868
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	894
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,331
California State, Public Works Board, Various Capital Projects, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (B)	120	126
California State, School Finance Authority, Magnolia Public Schools Obligation, RB
4.250%, 07/01/2035 (C)	2,000	2,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, John Muir Health, Ser A, RB
5.000%, 12/01/2035	$1,250	$1,502
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,403
California State, Statewide Communities Development Authority, Sequoia Living Project, RB, CA MTG INS
5.000%, 07/01/2032	490	570
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	965
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,959
California State, Various Purpose, GO
5.000%, 10/01/2029	4,000	4,423
5.000%, 10/01/2030	1,230	1,358
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,283
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,330	1,248
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,433
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	153
5.000%, 01/01/2034	175	206
5.000%, 01/01/2035	135	158
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2026	500	502
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2035	500	595
Los Angeles County, Public Works Financing Authority, Ser H, RB
5.000%, 12/01/2035	2,000	2,453
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,683

SEI Tax Exempt Trust	39

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	$1,000	$1,056
5.000%, 05/15/2029	3,000	3,244
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	441
5.000%, 07/01/2034	545	620
5.000%, 07/01/2035	1,210	1,369
Los Angeles, Department of Water & Power, Water System Revenue, Ser E, RB
5.000%, 07/01/2035	6,225	7,273
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	600
5.000%, 05/01/2035	500	596
Los Angeles, Municipal Improvement Corp, Los Angeles Convention Center, RB
5.000%, 05/01/2038	1,750	2,092
Los Angeles, Unified School District, COP
5.000%, 10/01/2035	1,220	1,452
Los Angeles, Unified School District, COP
Pre-Refunded @ 100
5.000%, 10/01/2033 (B)	1,780	2,149
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2031	5,000	5,731
5.000%, 07/01/2034	2,230	2,742
Los Angeles, Unified School District, Ser QRR, GO
5.000%, 07/01/2037	2,000	2,416
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	833
5.000%, 10/01/2035	900	1,063
Mount Diablo, Unified School District, Ser C, GO
5.000%, 08/01/2037	285	348
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	355	350
Ontario, Public Financing Authority, Ser A, RB
5.000%, 11/01/2037	1,000	1,213
Pasadena County, Public Financing Authority, Rose Bowl Revovation Project, RB
5.000%, 06/01/2036	1,000	1,205
5.000%, 06/01/2037	2,000	2,387
Riverside County, Public Financing Authority, TA, AGM
5.000%, 10/01/2035	1,000	1,198
5.000%, 10/01/2036	650	775
5.000%, 10/01/2037	700	824

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	$3,000	$3,621
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,329
5.250%, 07/01/2037	750	884
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	404
5.000%, 07/01/2027	500	517
5.000%, 07/01/2028	1,000	1,031
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,041
San Francisco City & County, Airport Comm-San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	1,500	1,714
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2032	2,000	2,285
San Francisco City & County, Multiple Capital Improvement Projects, COP
5.000%, 04/01/2032	2,200	2,592
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,360
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	823
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	1,002
3.000%, 08/01/2033	2,580	2,583
Southern California, Logistics Airport Authority, Ser A, TA, AG
5.000%, 12/01/2037	430	517
Southern California, Public Power Authority, RB
5.000%, 07/01/2053 (A)	2,000	2,126
Southern California, Public Power Authority, Ser A, RB
5.000%, 07/01/2035	400	446
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2027	1,000	1,014

40	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Stockton, Unified School District, Ser A, GO, BAM
5.000%, 08/01/2031	$750	$872
5.000%, 08/01/2032	600	711
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	599
4.000%, 08/01/2028	435	452
4.000%, 08/01/2029	735	775
4.000%, 08/01/2030	1,320	1,412
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	550
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,553
University of California, Ser BZ, RB
5.000%, 05/15/2038	2,000	2,357
University of California, Ser CD, RB
5.000%, 05/15/2036	3,500	4,284
University of California, Ser CE, RB
5.000%, 11/15/2039	2,000	2,452
Vista, Joint Powers Financing Authority, Ser A, RB
5.000%, 05/01/2027	600	620
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,269
		223,534
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	1,375	1,569

Total Municipal Bonds
(Cost $223,428) ($ Thousands)		225,103

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	1,234,422	1,234
Total Cash Equivalent
(Cost $1,234) ($ Thousands)		1,234
Total Investments in Securities — 99.1%
(Cost $224,662) ($ Thousands)		$226,337

Percentages are based on Net Assets of $228,489 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $2,050 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

SEI Tax Exempt Trust	41

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

California Municipal Bond Fund (Concluded)

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	225,103	–	225,103
Cash Equivalent	1,234	–	–	1,234
Total Investments in Securities	1,234	225,103	–	226,337

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statement

The following is a summary of the transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,574	$24,078	$(24,418)	$—	$—	$1,234	$39	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

42	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.3%
Guam — 0.8%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$400	$449

Massachusetts — 97.5%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,630
Commonwealth of Massachusetts Transportation Fund Revenue, RB
5.000%, 06/01/2038	1,000	1,182
Commonwealth of Massachusetts, Ser B, GO
5.000%, 06/01/2036	750	904
Hingham, GO
4.000%, 02/15/2030	340	357
4.000%, 02/15/2031	320	335
Massachusetts Bay, Transportation Authority Sales Tax Revenue, Ser B, RB
5.000%, 07/01/2037	1,000	1,193
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	400	454
5.250%, 07/01/2031	750	872
5.000%, 07/01/2036	1,500	1,844
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,148
Massachusetts Development Finance Agency, Beth Israel Lahey Health, RB, AG
5.000%, 07/01/2032	250	288
Massachusetts Development Finance Agency, RB
5.500%, 10/01/2035	500	577
Massachusetts Development Finance Agency, Ser F, RB
5.000%, 07/01/2038	1,000	1,196
Massachusetts Development Finance Agency, Ser N, RB
5.000%, 07/01/2037	1,000	1,198
Massachusetts Development Finance Agency, Tufts University Student Housing Project, RB
5.000%, 06/01/2037	440	504
5.000%, 06/01/2038	670	762
Massachusetts School Building Authority, Sub-Ser, RB
5.000%, 02/15/2038	500	617
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2032	1,000	1,163
5.000%, 02/01/2033	1,000	1,183
Massachusetts State, Development Finance Agency, Amherst College, RB
5.000%, 11/01/2055 (A)	1,000	1,208
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	$1,115	$1,288
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,126
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.000%, 07/01/2028	585	619
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	201
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2029	1,000	1,081
Massachusetts State, Development Finance Agency, CareGroup, Ser I, RB
5.000%, 07/01/2026	500	504
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	3,000	3,565
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,019
Massachusetts State, Development Finance Agency, Emerson College, RB
5.250%, 01/01/2038	610	676
5.000%, 01/01/2037	600	659
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,405
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	1,000	1,063
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,090
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	446
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2036	350	415
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	753
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	1,000	1,048

SEI Tax Exempt Trust	43

SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	$1,000	$1,177
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,026
5.000%, 07/01/2035	1,000	1,154
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	229
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	889
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	375	404
5.000%, 07/01/2033	1,000	1,099
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	442
5.000%, 07/01/2034	200	233
5.000%, 07/01/2035	250	289
5.000%, 07/01/2036	275	316
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	462
5.000%, 07/01/2032	440	500
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,031
5.000%, 07/01/2029	840	905
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,033
5.000%, 07/01/2028	1,250	1,312
5.000%, 07/01/2029	500	539
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,055
Massachusetts State, RB, NATL
5.500%, 01/01/2034 (B)	350	414
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	333
5.000%, 03/01/2035	565	674
Massachusetts State, Ser B, GO
5.000%, 11/01/2036	750	885
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,922
5.000%, 10/01/2034	210	244
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser E, GO
5.000%, 11/01/2030	$1,000	$1,131
5.000%, 11/01/2031	345	389
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2037	1,000	1,172
Massachusetts State, Water Resources Authority, Ser C, RB
5.000%, 08/01/2037	510	597
Tri-County, Regional Vocational Technical School District, GO
5.000%, 06/01/2038	775	895
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2032	600	650
Worcester, GO
4.000%, 02/15/2030	285	295
		60,269

Total Municipal Bonds
(Cost $59,801) ($ Thousands)		60,718

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	523,078	523
Total Cash Equivalent
(Cost $523) ($ Thousands)		523
Total Investments in Securities — 99.1%
(Cost $60,324) ($ Thousands)		$61,241

Percentages are based on Net Assets of $61,824 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	60,718	–	60,718
Cash Equivalent	523	–	–	523
Total Investments in Securities	523	60,718	–	61,241

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

44	SEI Tax Exempt Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$337	$7,250	$(7,064)	$—	$—	$523	$14	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	45

SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.6%
Delaware — 3.0%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,077
5.000%, 01/01/2030	180	199
5.000%, 01/01/2031	115	130
5.000%, 01/01/2032	225	258
5.000%, 01/01/2033	225	258
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	534
5.000%, 01/01/2036	340	400
		2,856
Guam — 1.3%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	717
5.000%, 07/01/2037	400	450
		1,167
New Jersey — 83.4%
Bergen County, GO
3.000%, 07/15/2029	1,000	1,007
Casino Reinvestment Development Authority, Ser A, RB, AGC
5.000%, 11/01/2035	1,600	1,851
Casino Reinvestment Development Authority, Ser B, RB, AGC
5.000%, 11/01/2035	500	578
Edison, GO
3.000%, 03/15/2033	1,635	1,650
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	784
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	418
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,081
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	415
Montclair State, University, Ser A, RB, AG
5.000%, 07/01/2036	520	615
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,178
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,999
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	$650	$749
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,029
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,175
New Jersey State, Economic Development Authority, Ser SSS, RB
5.000%, 06/15/2035	1,030	1,209
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,150
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,277
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2033	350	401
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,481
New Jersey State, Educational Facilities Authority, Ser A1, RB
5.000%, 03/01/2037	2,000	2,343
New Jersey State, Educational Facilities Authority, Stevens Institute of Technology, RB
5.000%, 07/01/2028	880	908
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,008
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,907
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,009
5.000%, 07/01/2031	725	816
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,114
5.000%, 07/01/2037	820	838

46	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Inspiria Health Obligated Group, RB
5.000%, 07/01/2033	$1,000	$1,155
5.000%, 07/01/2035	350	412
5.000%, 07/01/2036	525	614
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2032	1,225	1,386
5.000%, 07/01/2034	1,205	1,432
5.000%, 07/01/2036	2,000	2,340
5.000%, 07/01/2045 (A)	1,500	1,513
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,356
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,659
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	708
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	762
5.000%, 12/01/2031	615	676
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	519
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	212
5.000%, 07/01/2029	270	293
5.000%, 07/01/2030	260	282
5.000%, 07/01/2031	375	407
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,605
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	1,055	1,118
4.000%, 06/15/2035	2,585	2,724
4.000%, 06/15/2036	1,515	1,586
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2037	500	567
5.000%, 06/15/2038	1,500	1,747
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	1,500	1,772
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	$2,500	$2,826
5.000%, 06/15/2036	940	1,050
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,500	1,749
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,052
5.000%, 01/01/2036	750	896
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2035	1,000	1,194
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2029	960	1,010
New Jersey State, Turnpike Authority, Ser G, RB
4.000%, 01/01/2035	1,000	1,023
Passaic County, Improvement Authority, Paterson Project, RB, ST AID WITHHLDG
5.000%, 08/01/2027	545	546
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	530
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	545
South Jersey, Transportation Authority, Ser A, RB, AGM
5.000%, 11/01/2032	1,250	1,369
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	524
5.000%, 06/01/2034	3,000	3,132
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	400	472
5.000%, 04/15/2037	550	645
		78,398
New York — 7.9%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2032	2,415	2,603
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,383
4.000%, 07/15/2036	1,325	1,366
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2037	1,000	1,105
		7,457

SEI Tax Exempt Trust	47

SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 2.0%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	$1,000	$1,037
Delaware River, Port Authority, RB
5.000%, 01/01/2037	750	876
		1,913

Total Municipal Bonds
(Cost $91,163) ($ Thousands)		91,791

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	1,530,312	1,530
Total Cash Equivalent
(Cost $1,530) ($ Thousands)		1,530
Total Investments in Securities — 99.2%
(Cost $92,693) ($ Thousands)		$93,321

Percentages are based on Net Assets of $94,063 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	91,791	–	91,791
Cash Equivalent	1,530	–	–	1,530
Total Investments in Securities	1,530	91,791	–	93,321

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$198	$7,407	$(6,075)	$—	$—	$1,530	$20	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

48	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.6%
Guam — 1.9%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	$725	$832
5.000%, 07/01/2037	420	472
Territory of Guam, Business Privilege Tax, Ser G, RB
5.000%, 01/01/2030	800	862
		2,166
New York — 95.7%
Albany Capital Resource, RB
5.000%, 05/01/2035	415	486
5.000%, 05/01/2036	500	586
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	985
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,093
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	352
5.000%, 08/01/2027	275	280
Build NYC Resource, Success Academy Charter School Project, RB
5.000%, 09/01/2035	900	987
5.000%, 09/01/2036	1,000	1,090
5.000%, 09/01/2037	1,475	1,600
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	509
Build NYC Resource, Urban Resource Institute Project, RB
4.125%, 12/01/2035	500	529
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	724
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	807
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,283
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,520
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2037	1,895	2,182
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,142
Metropolitan New York, Transportation Authority, Ser C-1-B, RB, BAM-TCRS
5.000%, 11/15/2031	1,750	1,847
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, RB
5.000%, 11/15/2032	$2,000	$2,320
Monroe County, Industrial Development Authority, St. John Fisher University Project, RB
5.000%, 06/01/2033	750	854
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,434
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,696
5.000%, 08/01/2037	1,765	1,951
New York City Municipal Water Finance Authority, Sub-Ser, RB
5.000%, 06/15/2036	650	790
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser C-S, RB
5.000%, 05/01/2038	1,500	1,727
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,628
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S, RB
5.000%, 02/01/2039	3,000	3,468
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	2,125	2,280
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,047
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,883
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,038
New York City, Ser C, GO
5.000%, 08/01/2032	1,345	1,491
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,037
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3, RB, ST AID WITHHLDG
5.000%, 07/15/2032	2,450	2,612
New York City, Water & Sewer System, Finance Authority, RB
5.000%, 06/15/2031	1,750	2,002

SEI Tax Exempt Trust	49

SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sinai Project, RB
5.000%, 07/01/2026	$1,000	$1,001
New York State, Dormitory Authority, Iona University, RB, AG
5.000%, 07/01/2037	760	892
5.000%, 07/01/2038	850	987
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2030	1,095	1,198
New York State, Dormitory Authority, Mount Sinai Hospital Obligated Group, RB
5.500%, 07/01/2038	1,925	2,196
New York State, Dormitory Authority, Northwell Healthcare Inc Obligated Group, RB
5.000%, 05/01/2034	1,000	1,176
4.000%, 05/01/2037	1,250	1,303
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group, RB
5.000%, 08/01/2035	2,000	2,349
New York State, Dormitory Authority, RB
5.000%, 03/15/2032	1,500	1,740
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,152
New York State, Dormitory Authority, Roswell Park Cancer Institute Obligated Group, RB, AG
5.000%, 07/01/2033	750	869
5.000%, 07/01/2034	1,255	1,470
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,318
5.000%, 10/01/2036	2,000	2,288
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, ST AID WITHHLDG
5.000%, 10/01/2029	2,500	2,609
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,558
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	881
New York State, Dormitory Authority, The New School, Ser A, RB
5.000%, 07/01/2035	1,365	1,581
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, White Plains Hospital Obligated Group, RB, AG
5.000%, 10/01/2038	$1,000	$1,124
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,056
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,798
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,797
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,628
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,948
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,055	1,185
5.000%, 12/01/2033	1,560	1,736
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2030	1,000	1,113
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,277
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	615	683
New York Transportation Development, JFK International Airport Terminal 1 Project, AMT, RB, AG
5.500%, 06/30/2038	1,700	1,947
Suffolk, Tobacco Asset Securitization, RB
4.000%, 06/01/2035	2,345	2,363
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 12/01/2037	2,000	2,378
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A, RB
5.000%, 02/01/2028	3,335	3,518
Utility Debt Securitization Authority, Ser TE-2, RB
5.000%, 12/15/2032	2,000	2,255

50	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2026	$300	$302
		107,941

Total Municipal Bonds
(Cost $107,885) ($ Thousands)		110,107

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	1,690,989	1,691
Total Cash Equivalent
(Cost $1,691) ($ Thousands)		1,691
Total Investments in Securities — 99.1%
(Cost $109,576) ($ Thousands)		$111,798
Percentages are based on Net Assets of $112,845 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	110,107	–	110,107
Cash Equivalent	1,691	–	–	1,691
Total Investments in Securities	1,691	110,107	–	111,798

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,487	$11,175	$(10,971)	$—	$—	$1,691	$27	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	51

SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.8%
Guam — 0.8%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$1,011

Pennsylvania — 98.0%
Adams County, General Authority, The Brethren Home Community, RB
5.000%, 06/01/2034	2,580	2,780
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,456
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	554
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,623
5.000%, 04/01/2036	1,000	1,043
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,080
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,851
Chester County, GO
4.000%, 07/15/2029	300	315
4.000%, 07/15/2030	250	263
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,648
5.000%, 06/01/2029	500	529
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	844
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	266
5.000%, 08/01/2036	255	291
5.000%, 08/01/2037	345	390
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027 (A)	500	517
Delaware County, Cabrini University Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2027 (B)	500	517
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,053
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,349
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware River, Port Authority, RB
5.000%, 01/01/2037	$1,000	$1,167
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,053
Delaware Valley Regional Finance Authority, Ser A, RB
4.000%, 09/01/2035	1,345	1,444
4.000%, 12/01/2038	1,000	1,060
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (C)	1,000	1,012
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,410
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	414
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,258
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (C)	1,700	1,595
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	994
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2028	1,500	1,592
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	758
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	413
5.000%, 07/01/2029	350	370
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	1,000	1,141
Northampton County, General Purpose Authority, Ser A, RB
5.000%, 11/15/2034	1,000	1,191
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	940
Pennsylvania State University, RB
5.000%, 09/01/2035	850	987

52	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	$1,100	$1,122
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,672
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,350	1,381
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 05/15/2031	1,000	1,113
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	820
5.000%, 10/15/2030	925	1,032
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser B, RB
5.000%, 03/15/2038	2,000	2,266
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	882
5.000%, 08/01/2036	725	846
Pennsylvania State, GO
5.000%, 05/01/2030	1,000	1,108
5.000%, 09/01/2032	2,590	2,988
5.000%, 08/15/2033	1,310	1,529
5.000%, 04/01/2038	1,250	1,467
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,599
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2033	1,875	2,058
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,288
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,173
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	265	273
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028 (A)	70	72
5.000%, 02/15/2035	2,000	2,389
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026 (A)	15	15
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027 (A)	$75	$77
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
5.250%, 11/01/2037	1,500	1,709
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2037	1,300	1,506
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	541
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,340	1,375
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	518
5.000%, 07/01/2028	400	420
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,350	1,516
5.000%, 12/01/2031	1,000	1,138
5.000%, 12/01/2032	2,000	2,289
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,766
5.000%, 12/01/2033	375	435
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	572
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	524
5.000%, 06/01/2031	1,165	1,316
5.000%, 06/01/2033	895	1,041
5.000%, 12/01/2034	1,000	1,164
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2029	1,590	1,713
5.000%, 07/01/2031	1,100	1,225
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 08/01/2027	1,705	1,769
5.000%, 10/01/2029	2,000	2,031
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,115
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	2,500	2,846

SEI Tax Exempt Trust	53

SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	$1,005	$1,009
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,094
Philadelphia, Industrial Development Authority, Rebuild Project, Ser A, RB
5.000%, 12/01/2037	1,750	2,051
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
4.000%, 07/01/2035	5,325	5,376
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	2,350	2,446
Philadelphia, Ser A, GO
5.000%, 05/01/2031	1,000	1,125
5.000%, 08/01/2038	1,000	1,168
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,396
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2027	300	313
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,554
5.000%, 06/01/2034	800	918
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB, AGC
5.000%, 09/01/2035	2,500	2,981
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,045
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,131
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGC
5.000%, 09/01/2036	200	234
5.000%, 09/01/2037	300	348
5.000%, 09/01/2038	400	460
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	493
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	250	278
5.000%, 10/01/2031	325	361
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southcentral Pennsylvania, General Authority, Wellspan Health Obligated Group, RB
5.000%, 06/01/2032	$1,250	$1,426
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,157
5.000%, 06/01/2033	1,000	1,152
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2028	725	755
Swarthmore Borough, Authority, Swathmore College, RB
5.000%, 09/15/2055 (C)	1,000	1,184
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,370
Westmoreland County, Municipal Authority, Ser A, RB, BAM
5.000%, 08/15/2037	1,500	1,736
		135,428

Total Municipal Bonds
(Cost $135,060) ($ Thousands)		136,439

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	429,506	430
Total Cash Equivalent
(Cost $430) ($ Thousands)		430
Total Investments in Securities — 99.1%
(Cost $135,490) ($ Thousands)		$136,869

54	SEI Tax Exempt Trust

Percentages are based on Net Assets of $138,181 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	136,439	–	136,439
Cash Equivalent	430	–	–	430
Total Investments in Securities	430	136,439	–	136,869

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,106	$14,416	$(15,092)	$—	$—	$430	$27	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	55

SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 67.3%
Alabama — 1.2%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$790
Baldwin County, Industrial Development Authority, AMT, RB
4.625%, 06/01/2055 (A)(B)	600	616
4.300%, 03/01/2056 (A)(B)	250	250
Baldwin County, Industrial Development Authority, Novelis Corporation Project, AMT, RB
5.000%, 06/01/2055 (A)(B)	2,200	2,303
Black Belt Energy Gas District, Ser E, RB
5.000%, 12/01/2055 (B)	500	551
Black Belt, Energy Gas District, Ser B, RB
5.000%, 10/01/2035	500	523
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (B)	3,100	3,458
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (B)	1,000	1,128
		9,619
Alaska — 0.2%
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	620	639
Northern Tobacco Securitization, Ser B-2- CLASS, RB
0.000%, 06/01/2066 (C)	10,900	1,237
		1,876
Arizona — 1.1%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (A)	1,090	1,077
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.125%, 01/01/2059	5,428	4,916
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (A)(D)	3,000	71
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (A)	1,510	1,519
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	935
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	$235	$220
		8,738
Arkansas — 0.5%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (A)	500	511
4.500%, 09/01/2049 (A)	2,900	2,957
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	791
		4,259
California — 7.5%
California Community Choice Financing Authority, Ser A-1, RB
5.000%, 04/01/2056 (B)	1,000	1,110
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (B)	990	1,088
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(B)	2,600	2,628
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(B)	4,700	4,697
California State, Housing Finance Agency, Vose Apartments, Ser K, RB
7.000%, 03/01/2053 (A)(B)	1,600	1,638
6.000%, 03/01/2053 (A)(B)	6,200	6,356
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (C)	920	573
California State, Municipal Finance Authority, Ascent 613 Project, Ser A, RB
5.000%, 01/01/2040 (A)	1,305	1,364
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (A)	1,000	994
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(D)	3,432	–

56	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (A)	$500	$474
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (A)(D)	1,000	600
5.000%, 06/01/2051 (A)(D)	1,000	600
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (B)	1,950	1,766
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,357
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	2,850	2,910
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (A)	1,095	1,002
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (A)	500	378
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (A)	1,000	774
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (A)	500	381
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (A)	2,200	2,283
0.000%, 09/01/2032 (A)(E)(F)	7,800	5,332
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (C)	22,000	2,346
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	1,195	1,111
Hastings Campus Housing Finance Authority, Ser A, RB
5.000%, 07/01/2061 (A)	2,000	1,850
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (A)	1,000	1,020
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,364
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (C)	15,040	2,430
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (C)	$5,410	$3,627
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (C)	5,700	1,076
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (C)	1,800	1,363
		61,492
Colorado — 2.1%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,506
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	505
5.000%, 12/01/2048	500	500
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	335
Colorado International Center, Metropolitan District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,684
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (A)	600	417
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
4.000%, 08/01/2044	2,000	1,872
Colorado State, Health Facilities Authority, Covenant Living Communities and Services, RB
5.000%, 12/01/2035	1,000	1,107
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(B)	2,140	2,167
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	420	444
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,143	1,147
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	3,999	4,103
Kinston Metropolitan District No. 5, Ser A, GO
5.500%, 12/01/2045 (A)	560	575

SEI Tax Exempt Trust	57

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pinery, Commercial Metropolitan District No. 2, RB
5.750%, 12/01/2054	$500	$501
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	313	314
Village Metropolitan District, Ser A, GO
5.750%, 12/01/2055	500	507
		17,684
Connecticut — 0.2%
Connecticut State, Health & Educational Facilities Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2053 (A)	1,500	1,422
Connecticut State, Health & Educational Facilities Authority, Ser A-, RB
0.500%, 07/01/2042 (B)	400	400
		1,822
Delaware — 0.1%
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	1,014

District of Columbia — 0.1%
District of Columbia, RB
5.000%, 06/01/2050	650	617

Florida — 2.7%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,326
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	24
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (A)	1,000	920
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (A)	3,500	3,053
Charlotte County, Industrial Development Authority, Town & Country Utilities Project, AMT, RB
6.125%, 10/01/2055	600	625
4.000%, 10/01/2051 (A)	500	415
County, of Miami-Dade Florida Water & Sewer System Revenue, Ser B, RB
4.000%, 10/01/2049	4,000	3,690
Florida Higher Educational Facilities Financing Authority, Jacksonville University, RB
4.500%, 06/01/2033 (A)	500	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida Higher Educational Facilities Financing Authority, Keiser University Project, Ser UNIV, RB
6.000%, 07/01/2045 (A)	$1,700	$1,745
Florida Higher Educational Facilities Financing Authority, Ser UNIV, RB
6.250%, 07/01/2055 (A)	300	305
Florida State, Capital Trust Agency, RB
4.750%, 12/01/2042	300	307
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB, AG
5.000%, 07/01/2044	2,500	2,479
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (A)	765	531
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	318	4
Lakewood Ranch Stewardship District, Southeast Project, SAB
5.500%, 05/01/2040	1,345	1,456
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,022
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,630	1,632
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)(D)	3,365	673
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	650
4.000%, 05/15/2028	750	761
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	250	256
		22,375
Georgia — 2.0%
Atlanta, Development Authority, Westside Gulch Area Project, Ser A, TA
5.000%, 04/01/2034 (A)	300	312
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,634
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052 (D)	1,620	648

58	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (A)	$1,460	$1,406
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2053 (B)	2,150	2,301
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,688
5.000%, 01/01/2056	500	501
Main Street Natural Gas, Ser B, RB
5.000%, 12/01/2055 (B)	1,700	1,853
		16,343
Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (A)	225	228
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (A)	1,300	1,251
		1,479
Illinois — 2.6%
Chicago Board of Education, GO
5.750%, 12/01/2050	3,500	3,583
Chicago Board of Education, Ser B, GO
5.000%, 12/01/2040	2,100	2,131
Chicago Board of Education, Ser C, GO
6.000%, 12/01/2038	500	558
6.000%, 12/01/2043	2,320	2,510
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	1,800	1,710
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	503
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,046
City of Chicago Illinois, Ser A, GO
5.500%, 01/01/2039	800	863
Hillside, TA
5.000%, 01/01/2030	950	958
Illinois Finance Authority, Ascension, Ser C, RB
Pre-Refunded @ 100
5.000%, 02/15/2027 (G)	480	493
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (A)	350	317

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (A)	$1,000	$727
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,561	47
5.000%, 02/15/2037 (D)	1,561	46
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B, RB, TD BANK N.A.
0.800%, 08/01/2044 (B)(H)	1,500	1,500
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,549
Illinois State, Ser B, GO
5.250%, 05/01/2043	2,000	2,167
		21,708
Indiana — 0.5%
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (A)(D)	10,200	510
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,289
		3,799
Iowa — 1.3%
City of Stuart Iowa, Ser B, RB
5.125%, 06/01/2042	525	542
Iowa Finance Authority, RB
4.500%, 10/01/2035	750	774
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
4.000%, 12/01/2032 (B)(G)	4,200	4,638
Iowa State, Finance Authority, Lifespace Communities Inc, RB
5.000%, 05/15/2049	1,000	965
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	615	622
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (A)	2,000	1,788
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
0.000%, 06/01/2065 (C)	11,070	1,637
		10,966
Kansas — 0.6%
Colby, Citizens Medical Center Project, RB
5.500%, 07/01/2026	2,000	1,996

SEI Tax Exempt Trust	59

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	$1,025	$947
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	517
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	315	319
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (A)(C)	1,785	1,032
		4,811
Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	717
6.000%, 11/15/2036	1,700	1,348
		2,065
Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (A)	600	632
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (A)	400	384
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (A)	430	450
		1,466
Maryland — 0.1%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	626
Massachusetts — 0.4%
Massachusetts Development Finance Agency, Beth Israel Lahey Health, RB, AG
5.000%, 07/01/2050	1,600	1,678

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Boston Medical Center, RB
5.250%, 07/01/2052	$1,500	$1,495
		3,173
Michigan — 2.3%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,161
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (B)	5,767	4,701
Michigan Finance Authority, RB
4.000%, 02/15/2047	2,500	2,275
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	232
4.800%, 09/01/2040	185	156
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (C)	5,000	1,354
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (C)	28,500	4,034
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2, Cl 2, RB
0.000%, 06/01/2065 (C)	20,000	2,089
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (C)	125,250	2,917
		18,919
Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	165	165
Minneapolis, Charter School Lease, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	535
Minneapolis, Charter School Lease, Twin Cities International School, RB
5.000%, 12/01/2032 (A)	750	758
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	100	100
		1,558
Missouri — 0.9%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	955
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,185

60	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	$2,085	$2,082
		7,222
Nevada — 0.5%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (A)	2,688	–
5.125%, 12/15/2037 (A)	1,754	–
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (A)(C)	10,000	1,156
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (A)(C)	16,500	2,619
		3,775
New Hampshire — 0.6%
New Hampshire State, National Finance Authority, Ser 1, RB
3.787%, 09/20/2034 (A)	3,892	3,856
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,453	1,448
		5,304
New Jersey — 1.4%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,548
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,145
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	446
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,481
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,006
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	630	623

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	$500	$509
		11,758
New York — 5.9%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,500
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,011
4.600%, 02/01/2051	500	396
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,506
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,129
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B, RB
5.000%, 05/01/2051	400	419
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (B)	1,600	1,716
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.557%, 03/01/2026 (B)	425	425
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	744
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (C)	57,000	4,843
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (C)	28,000	2,386
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,231
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (A)	4,000	4,006
5.000%, 11/15/2044 (A)	1,000	1,002

SEI Tax Exempt Trust	61

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	$2,000	$2,232
5.000%, 01/01/2033	4,085	4,222
4.000%, 10/01/2030	1,000	1,026
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,125
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	775	898
New York State, Transportation Development Corporation, JFK International Airport Terminal 6 Redevelopment Project, AMT, RB, AGC
5.250%, 12/31/2054	2,600	2,668
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,631
New York Transportation Development, JFK International Airport Project, AMT, RB, BAM-TCRS
5.500%, 06/30/2060	2,540	2,648
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	500	512
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (C)	18,500	1,701
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	959
5.250%, 09/15/2053	2,500	2,324
		48,260
North Carolina — 0.1%
North Carolina State, Housing Finance Agency, 1998 Trust Agreement, Ser 54-A, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2055	870	987

North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (A)(D)	1,500	–
6.625%, 12/15/2031 (A)(D)	1,000	–
		–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 2.6%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	$7,700	$6,358
0.000%, 06/01/2057 (C)	42,200	3,275
County, of Muskingum Ohio, RB
5.000%, 02/15/2048	500	487
Dayton-Montgomery County, Port Authority, Liberty Assisted Living, Springfield Project, RB
6.625%, 01/01/2045 (A)	500	533
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	4,075
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (A)(D)	1,508	19
6.000%, 04/01/2038 (A)(D)	1,282	16
Ohio Housing Finance Agency, RB
6.500%, 01/01/2045 (A)	500	525
6.300%, 01/01/2045	1,300	1,348
6.250%, 01/01/2045 (A)	940	988
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (A)	4,250	3,958
		21,582
Oklahoma — 0.4%
Murray County, Educational Facilities Authority, RB
4.750%, 09/01/2043	500	501
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,773
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	13
6.875%, 11/01/2046 (D)	1,081	7
6.625%, 11/01/2036 (D)	522	3
		3,297
Oregon — 0.1%
University of Oregon, Ser A, RB
5.000%, 04/01/2050	600	620

Other — 3.2%
Freddie Mac, Multifamily ML Certificates, Ser ML15, RB
4.144%, 01/25/2040 (B)	4,865	4,860

62	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Freddie Mac, Multifamily ML Certificates, Ser ML19, RB
4.554%, 08/25/2040 (B)	$5,806	$6,008
4.033%, 12/25/2036 (B)	5,121	5,214
Freddie Mac, Multifamily ML Certificates, Ser ML22, RB
4.686%, 10/25/2040 (B)	3,057	3,196
Freddie Mac, Multifamily ML Certificates, Ser ML-29, RB
4.712%, 01/25/2043 (B)	6,268	6,747
		26,025
Pennsylvania — 2.7%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	1,009
Berks County, Municipal Authority, Tower Health Project, RB
8.000%, 06/30/2034	577	601
Berks County, Municipal Authority, Tower Health Project, Ser A-2A, RB
6.000%, 06/30/2034	289	312
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (G)	3,275	3,520
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	3,000	3,020
Pennsylvania Economic Development Financing Authority, Noble Environmental Inc Project, AMT, RB
6.875%, 09/01/2047 (A)	500	539
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2049	1,210	1,246
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	5,084
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.250%, 12/01/2037 (B)	1,000	1,004
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,269
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2026 (A)(G)	2,000	2,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (A)	$2,800	$2,848
		22,496
Puerto Rico — 7.0%
Commonwealth of Puerto Rico, Sub-Ser ALLOWED, Notes
%, 11/01/2051 (B)(E)	3,000	953
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2031 (D)	2,895	1,929
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.148%, 07/01/2029 (B)	6,570	6,415
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020 (D)	1,380	921
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (D)	1,265	844
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	8,457	8,310
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	4,503	4,410
0.000%, 07/01/2046 (C)	15,600	5,583
0.000%, 07/01/2051 (C)	41,435	10,847
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	800	801
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	2,013
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (B)(E)	3,550	2,423
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (B)(E)	17,549	12,153
		57,602
Rhode Island — 1.0%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (C)	6,890	1,031
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,997
		8,028

SEI Tax Exempt Trust	63

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 0.4%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (B)	$1,800	$1,970
South Carolina Jobs-Economic Development Authority, RB
6.250%, 10/15/2042 (A)	500	516
5.375%, 04/01/2056	750	758
		3,244
Tennessee — 0.4%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,759
Cleveland, Health & Educational Facilities Board, Multifamily Housing, Horizon Square Apartments Project, RB, FNMA/FHA
4.200%, 05/01/2040	990	1,016
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037	700	533
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	340	344
		3,652
Texas — 5.4%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (A)(D)	3,000	49
7.500%, 12/01/2045 (A)(D)	1,750	28
Arlington Higher Education Finance, Basis Texas Charter Schools, RB
5.750%, 06/15/2055 (A)	1,500	1,525
Austin Affordable Pfc, Multifamily Housing, Heritage Pointe Seniors Apartments, RB, FNMA
4.350%, 05/01/2043	2,750	2,808
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (A)	500	380
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
10.000%, 06/01/2042 (A)(B)	1,406	70
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (A)(D)	3,615	181
7.000%, 03/01/2039 (D)	480	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (A)	$2,000	$1,977
City of Houston Texas Airport System Revenue, AMT, RB
5.500%, 07/15/2035	250	276
Dallas City, Housing Finance, West Virginia Apartments, RB, FNMA
4.350%, 10/01/2041	1,000	1,034
Denton Essential Investments Public Facility Corporation, RB
6.697%, 01/01/2059	2,900	2,899
Houston, Airport System Revenue, United Airlines Inc Terminal Improvement Projects, Ser B, AMT, RB
5.500%, 07/15/2035	4,000	4,471
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,500	900
5.000%, 07/01/2031 (D)	250	150
5.000%, 07/01/2046	2,000	1,673
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,501
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	502
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	451
North East Texas Regional Mobility Authority, Sub-Ser B, RB
5.000%, 01/01/2027	325	332
North Fort Bend Water Authority, Ser A, RB
4.000%, 12/15/2044	8,455	8,323
Port Isabel, GO
5.100%, 02/15/2049 (A)	1,000	979
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
4.120%, 12/15/2026 (B)	3,000	3,001
Texas State, Water Development Board, Ser A, RB
4.875%, 10/15/2048	10,500	10,887
		44,421
Utah — 0.9%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (A)	1,885	1,633

64	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mida Mountain Village, Public Infrastructure District, Sub-Ser 2, TA
6.000%, 06/15/2054 (A)	$500	$516
5.500%, 06/15/2039 (A)	1,790	1,872
Pine View Public Infrastructure District No. 2, SAB
6.250%, 12/01/2055 (A)	500	504
Soleil Hills, Public Infrastructure District No. 1, Ser A, GO
5.875%, 03/01/2055 (A)	500	503
South Salt Lake Redevelopment Agency, TA
6.250%, 04/15/2046 (A)	500	512
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (A)	1,000	929
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	200	200
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (A)	1,300	1,093
		7,762
Virginia — 1.6%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (A)	2,100	2,100
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	380
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	1,006
Lewistown, Commerce Center, Community Development Authority, Ser B, TA
6.050%, 03/01/2044	23	19
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	53
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	34	24
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,761
Virginia State, Small Business Financing Authority, Mary Washington Healthcare Obligated Group, RB
5.000%, 06/15/2041	1,000	1,107

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (A)	$6,565	$5,491
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	1,500	1,495
		13,436
Washington — 1.1%
King County, Public Hospital District No. 4, Ser S, RB
6.625%, 12/01/2045	500	513
Washington Economic Development Finance Authority, AMT, RB
5.875%, 12/01/2045 (B)	500	508
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,058
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (A)	225	228
4.000%, 07/01/2028 (A)	300	301
Washington State, Housing Finance Commission, Lansdale Pointe Apartments Project, RB, FNMA
4.400%, 03/01/2043	2,000	2,062
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	2,637	2,549
Washington State, Housing Finance Commission, Social Certificates, Ser 2, RB
4.221%, 03/01/2050 (B)	1,980	2,002
		9,221
West Virginia — 1.5%
West Virginia Economic Development Authority, Core Natural Resources Inc Project, AMT, RB
5.450%, 01/01/2055 (A)(B)	2,500	2,740
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,263
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (C)	73,250	7,092
		12,095

SEI Tax Exempt Trust	65

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin — 3.3%
Public Finance Authority, Georgia Express Lanes Project, Ser Senior 400, AMT, RB
5.750%, 12/31/2065	$4,800	$5,020
Wisconsin Health & Educational Facilities Authority, Covenant Communities Inc Project, RB
4.500%, 07/01/2043	300	276
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	954
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	1,040
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,298
5.000%, 08/01/2028	610	613
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,445
5.000%, 03/01/2048	1,500	1,303
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A, RB
7.000%, 11/01/2046 (A)(D)	3,500	1,225
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (A)	1,000	730
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (A)	3,250	3,468
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (A)	2,770	1,709
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (A)(C)	321	249
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (A)	1,750	1,712
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	853
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (A)(D)	5,070	2,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (A)	$2,500	$2,291
		27,467

Total Municipal Bonds
(Cost $598,679) ($ Thousands)		554,663

CORPORATE OBLIGATIONS — 21.7%
Financials — 21.2%
American Express
3.550%, H15T5Y + 2.854%(B)(I)	6,000	5,962
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(B)(I)	6,900	6,935
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(B)(I)	1,200	1,337
Banco Santander
9.625%, H15T5Y + 5.306%(B)(I)	3,000	3,332
Bank of America
6.625%, H15T5Y + 2.684%(B)(I)	3,600	3,769
6.250%, H15T5Y + 2.351%(B)(I)	2,000	2,058
6.125%, H15T5Y + 3.231%(B)(I)	1,400	1,418
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (B)	2,000	2,119
6.875%, H15T5Y + 2.976%, 11/26/2085 (B)	800	825
Bank of New York Mellon
5.625%, H15T5Y + 2.034%(B)(I)	1,000	1,000
3.750%, H15T5Y + 2.630%(B)(I)	4,300	4,236
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (B)	3,200	3,382
Barclays PLC
9.625%, USISSO05 + 5.775%(B)(I)	1,200	1,360
7.625%, USISSO05 + 3.686%(B)(I)	2,700	2,867
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (A)	6,000	4,460
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(B)(I)	1,200	1,282
7.750%, H15T5Y + 4.899%(A)(B)(I)	4,290	4,566
BP Capital Markets PLC
6.125%, H15T5Y + 1.924%(B)(I)	2,700	2,791
Canadian Imperial Bank of Commerce
6.500%, H15T5Y + 2.727%, 07/28/2086 (B)	2,000	2,006
Capital One Financial
3.950%, H15T5Y + 3.157%(B)(I)	5,300	5,265
Citigroup
7.125%, H15T5Y + 2.693%(B)(I)	1,000	1,034
6.950%, H15T5Y + 2.726%(B)(I)	1,250	1,285

66	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.875%, H15T5Y + 2.890%(B)(I)	$1,300	$1,333
6.625%, H15T5Y + 3.001%(B)(I)	2,400	2,481
Citizens Financial Group
4.000%, H15T5Y + 3.215%(B)(I)	2,600	2,585
CoBank ACB
6.250%, TSFR3M + 4.660%(B)(I)	500	501
Corebridge Financial
6.875%, H15T5Y + 3.181%(B)(I)	930	954
6.875%, H15T5Y + 3.846%, 12/15/2052 (B)	950	970
Credit Agricole
7.125%, USISSO05 + 3.584%(A)(B)(I)	600	631
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(B)(I)	3,000	2,939
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(B)(I)	5,100	5,429
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(B)(I)	1,500	1,515
Huntington Bancshares
6.250%, H15T5Y + 2.653%(B)(I)	1,750	1,763
4.450%, H15T7Y + 4.045%(B)(I)	4,218	4,189
ING Groep
7.000%, USISSO05 + 3.594%(B)(I)	2,400	2,495
5.750%, H15T5Y + 4.342%(B)(I)	4,600	4,602
JPMorgan Chase
6.875%, H15T5Y + 2.737%(B)(I)	4,500	4,777
6.500%, H15T5Y + 2.152%(B)(I)	1,500	1,571
KeyCorp
5.000%, TSFR3M + 3.868%(B)(I)	3,000	2,991
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(B)(I)	4,800	5,215
M&T Bank
3.500%, H15T5Y + 2.679%(B)(I)	2,000	1,976
MetLife
5.850%, H15T5Y + 1.817%, 03/15/2056 (B)	500	496
NatWest Group PLC
8.125%, H15T5Y + 3.752%(B)(I)	2,000	2,256
Nomura Holdings
7.000%, H15T5Y + 3.084%(B)(I)	1,200	1,256
Northern Trust
4.600%, TSFR3M + 3.464%(B)(I)	500	500
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(B)(I)	2,100	2,178
6.000%, H15T5Y + 3.000%(B)(I)	3,400	3,428
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (B)	1,000	1,054
Royal Bank of Canada
7.500%, H15T5Y + 2.887%, 05/02/2084 (B)	500	528
6.750%, H15T5Y + 2.815%, 08/24/2085 (B)	900	934

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, H15T5Y + 2.462%, 11/24/2085 (B)	$4,600	$4,596
6.350%, H15T5Y + 2.257%, 11/24/2084 (B)	500	495
Societe Generale
10.000%, H15T5Y + 5.448%(B)(I)	200	221
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(B)(I)	4,000	4,223
State Street
6.700%, H15T5Y + 2.628%(B)(I)	1,200	1,262
6.450%, H15T5Y + 2.135%(B)(I)	2,400	2,507
Take Back and Exit Facility
8.500%, 10/21/2027	11,320	9,347
Toll Road Investors Partnership II
0.000%, 02/15/2043 (A)(C)	18,562	6,441
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)	4,000	4,185
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(I)	2,000	2,180
9.250%, H15T5Y + 4.758%(A)(B)(I)	1,000	1,169
4.375%, H15T5Y + 3.313%(A)(B)(I)	6,000	5,460
US Bancorp
3.700%, H15T5Y + 2.541%(B)(I)	6,200	6,143
Voya Financial
7.758%, H15T5Y + 3.358%(B)(I)	1,700	1,788
		174,853
Govenment — 0.2%
Farm Credit Bank of Texas
7.000%, H15T5Y + 3.010%(B)(I)	1,750	1,815

Utilities — 0.3%
Dominion Energy
4.350%, H15T5Y + 3.195%(B)(I)	1,100	1,095
Electricite de France
9.125%, H15T5Y + 5.411%(B)(I)	1,000	1,189
		2,284

Total Corporate Obligations
(Cost $177,648) ($ Thousands)		178,952

U.S. TREASURY OBLIGATIONS — 5.6%
United States Treasury Bill
3.644%, 04/14/2026 (J)	$3,000	2,987
3.639%, 03/05/2026 (J)	400	400
3.635%, 05/21/2026 (J)	10,100	10,019
3.633%, 03/31/2026 (J)	3,500	3,490
3.632%, 06/02/2026 (J)	14,400	14,268
3.620%, 05/26/2026 (J)	1,000	991
3.616%, 04/23/2026 (J)	6,200	6,168

SEI Tax Exempt Trust	67

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.598%, 04/21/2026 (J)	$1,900	$1,890
3.590%, 04/16/2026 (J)	1,600	1,593
3.589%, 05/12/2026 (J)	600	596
3.561%, 04/09/2026 (J)	4,000	3,985

Total U.S. Treasury Obligations
(Cost $46,383) ($ Thousands)		46,387

	Shares
PREFERRED STOCK — 3.4%
Communication Services — 0.3%
AT&T
4.750%	121,800	2,373

Financials — 2.9%
Allstate
4.750%	21,234	417
Arch Capital Group
5.450%	12,797	266
Axis Capital Holdings
5.500%	13,008	265
Bank of America
4.584%, TSFR3M + 0.912%(B)	16,853	328
Bank of Hawaii
4.375%	10,548	171
Capital One Financial
5.000%	70,400	1,383
Citizens Financial Group
6.500%, H15T5Y + 2.629%(B)	57,665	1,471
Equitable Holdings
5.250%	24,094	496
4.300%	57,619	954
Fifth Third Bancorp
7.973%, TSFR3M + 3.972%(B)	49,904	1,285
6.875%, H15T5Y + 3.125%(B)	24,700	636
Goldman Sachs Group
4.588%, TSFR3M + 0.932%(B)	4,166	83
KeyCorp
6.200%, H15T5Y + 3.132%(B)	15,000	384
6.125%, TSFR3M + 4.154%(B)	4,283	108
MetLife
5.625%	9,151	220
4.750%	178,456	3,489
Morgan Stanley
4.634%, TSFR3M + 0.962%(B)	133,149	2,636
Regions Financial
6.950%, H15T5Y + 2.771%(B)	5,309	138
5.700%, TSFR3M + 3.410%(B)	16,465	404
4.450%	48,202	848
RenaissanceRe Holdings
4.200%	59,750	954

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Stifel Financial
4.500%	43,946	$763
UMB Financial
7.750%, H15T5Y + 3.743%(B)	36,600	981
US Bancorp
5.500%	19,936	468
4.954%, TSFR3M + 1.282%(B)	500	391
Voya Financial
5.350%, H15T5Y + 3.210%(B)	94,170	2,267
Webster Financial
6.500%	33,896	843
5.250%	43,031	895
		23,544
Utilities — 0.2%
Entergy Texas
5.375%	39,700	938
NSTAR Electric
4.780%	10,708	910
		1,848

Total Preferred Stock
(Cost $30,550) ($ Thousands)		27,765

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 1.2%
Agency Mortgage-Backed Obligations — 1.2%
FHLMC
5.210%, 08/01/2040	$3,543	3,975
3.850%, 07/01/2039	4,108	4,055
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A
3.084%, 04/25/2043(B)	1,957	1,731
Washington State Housing Finance Commission, Ser 1, Cl A2
4.079%, 08/20/2063(B)	597	584

Total Mortgage-Backed Securities
(Cost $9,411) ($ Thousands)		10,345

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	2,105,738	2,106
Total Cash Equivalent
(Cost $2,106) ($ Thousands)		2,106
Total Investments in Securities — 99.5%
(Cost $864,777) ($ Thousands)		$820,218

68	SEI Tax Exempt Trust

Percentages are based on Net Assets of $824,532 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $166,925 ($ Thousands), representing 20.2% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Zero coupon security.
(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Perpetual security with no stated maturity date.
(J)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	554,663	–	554,663
Corporate Obligations	–	178,952	–	178,952
U.S. Treasury Obligations	–	46,387	–	46,387
Preferred Stock	12,405	15,360	–	27,765
Mortgage-Backed Securities	–	10,345	–	10,345
Cash Equivalent	2,106	–	–	2,106
Total Investments in Securities	14,511	805,707	–	820,218

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust	69

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Tax-Advantaged Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$566	$34,617	$(33,077)	$—	$—	$2,106	$45	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

70	SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

February 28, 2026 (Unaudited)

Portfolio Abbreviations
ACB — Agricultural Credit Bank
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal
AGUK — Assured Guaranty London PLC
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Co.
BAM-TCRS — Build America Mutual Assurance Co. – Transferable Custodial Receipts
Cl — Class
COP — Certificate of Participation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PFC — Public Facility Corporation
PLC — Public Limited Company
PSF-GTD — Permanent School Board Loan Fund
RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
US0003M — 3-Month USD LIBOR Rate
USISDA05 — 5-Year USD ICE Swap Rate
USISS005 — 5-Year USD SOFR Swap Rate
USSW5 — 5-Year USD Swap Rate
TSFR3M — Term Secured Overnight Financing Rate 3 Month

SEI Tax Exempt Trust	71

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2026 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Assets:
Investments, at value †	$1,571,782	$749,654
Affiliated investment, at value ††	7,118	—
Cash and cash equivalents	12,812	5,895
Dividends and interest receivable	17,376	8,028
Receivable for fund shares sold	707	152
Receivable for investment securities sold	35	780
Prepaid expenses	54	27
Total Assets	1,609,884	764,536
Liabilities:
Payable for investment securities purchased	18,741	22,569
Payable for fund shares redeemed	575	857
Income distribution payable	508	258
Shareholder servicing fees payable	266	132
Investment advisory fees payable	233	112
Administration fees payable	174	132
Chief Compliance Officer fees payable	7	3
Trustees' fees payable	2	1
Professional fees payable	—	—
Dividends and interest payable	—	—
Accrued expense payable	256	132
Total Liabilities	20,762	24,196
Net Assets	$1,589,122	$740,340
† Cost of investments	$1,557,238	$744,302
†† Cost of affiliated investment	7,118	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,627,236	$746,763
Total distributable earnings (accumulated losses)	(38,114)	(6,423)
Net Assets	$1,589,122	$740,340
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.34	$10.09
	($1,395,288,972 ÷ 123,013,120 shares)	($685,464,658 ÷ 67,949,645 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.35	$10.08
	($193,833,192 ÷ 17,077,676 shares)	($54,875,052 ÷ 5,442,288 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

72	SEI Tax Exempt Trust

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$225,103	$60,718	$91,791	$110,107	$136,439	$818,112
1,234	523	1,530	1,691	430	2,106
—	—	—	—	—	2,069
2,497	624	859	1,258	1,665	8,294
5	—	30	3	67	158
2,493	—	—	—	—	—
8	10	3	4	5	23
231,340	61,875	94,213	113,063	138,606	830,762

2,431	—	—	—	—	4,472
228	7	79	120	314	515
57	18	15	31	24	562
24	7	11	12	16	113
42	12	17	20	28	230
29	5	12	15	18	128
1	—	—	1	1	4
—	—	—	—	—	3
—	1	—	—	8	55
—	—	—	—	—	50
39	1	16	19	16	98
2,851	51	150	218	425	6,230
$228,489	$61,824	$94,063	$112,845	$138,181	$824,532
$223,428	$59,801	$91,163	$107,885	$135,060	$862,671
1,234	523	1,530	1,691	430	2,106

$232,966	$62,177	$94,359	$112,306	$138,400	$917,033
(4,477)	(353)	(296)	539	(219)	(92,501)
$228,489	$61,824	$94,063	$112,845	$138,181	$824,532
$10.59	$10.49	$10.27	$10.59	$10.68	$9.17
($208,942,779 ÷ 19,726,166 shares)	($61,664,658 ÷ 5,876,629 shares)	($93,714,389 ÷ 9,121,071 shares)	($103,878,246 ÷ 9,809,003 shares)	($138,058,081 ÷ 12,927,279 shares)	($598,566,986 ÷ 65,253,467 shares)
$10.60	$10.48	$10.27	$10.57	$10.68	$9.16
($19,546,459 ÷ 1,843,666 shares)	($158,941 ÷ 15,172 shares)	($348,937 ÷ 33,981 shares)	($8,966,378 ÷ 847,904 shares)	($122,872 ÷ 11,506 shares)	($225,965,007 ÷ 24,656,863 shares)

SEI Tax Exempt Trust	73

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 28, 2026 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$28,585	$12,696
Dividend income	—	—
Income from Affiliated Investments	82	—
Total Investment Income	28,667	12,696
Expenses:
Investment advisory fees	2,550	1,231
Shareholder servicing fees - Class F	1,692	865
Administration fees	1,539	746
Trustees' fees	24	12
Chief Compliance Officer fees	6	3
Printing fees	65	31
Professional fees	63	30
Registration fees	57	29
Pricing fees	50	29
Custodian/Wire Agent fees	22	11
Proxy fees	3	2
Other expenses	76	40
Total Expenses	6,147	3,029
Less, waiver of:
Investment advisory fees	(1,064)	(494)
Administration fees	(429)	(240)
Shareholder servicing fees - Class F	—	—
Net Expenses	4,654	2,295
Net Investment Income	24,013	10,401
Net Realized Gain/(Loss) on:
Investments	(1,053)	(450)
Net Realized Gain/(Loss)	(1,053)	(450)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	59,047	3,292
Net Change in Unrealized Appreciation/(Depreciation)	59,047	3,292
Net Realized and Unrealized Gain/(Loss)	57,994	2,842
Net Increase in Net Assets Resulting from Operations	$82,007	$13,243

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

74	SEI Tax Exempt Trust

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$3,172	$773	$1,271	$1,612	$1,944	$24,758
—	—	—	—	—	883
39	36	20	27	27	—
3,211	809	1,291	1,639	1,971	25,641

376	100	152	182	238	2,037
261	76	115	127	102	749
228	61	92	110	136	1,222
4	2	1	2	2	12
1	—	—	—	1	3
10	3	4	5	6	34
9	6	4	5	6	30
9	6	3	4	5	27
8	5	4	4	6	29
3	3	1	2	2	10
—	—	—	—	—	1
12	3	5	5	7	42
921	265	381	446	511	4,196

(105)	(21)	(46)	(55)	(56)	(545)
(38)	(21)	(12)	(14)	(24)	(397)
(104)	(30)	(46)	(51)	—	(6)
674	193	277	326	431	3,248
2,537	616	1,014	1,313	1,540	22,393

100	(143)	(42)	40	(135)	(10,167)
100	(143)	(42)	40	(135)	(10,167)

8,829	2,397	3,014	3,916	3,929	31,588
8,829	2,397	3,014	3,916	3,929	31,588
8,929	2,254	2,972	3,956	3,794	21,421
$11,466	$2,870	$3,986	$5,269	$5,334	$43,814

SEI Tax Exempt Trust	75

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2026 (Unaudited) and the year ended August 31, 2025

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2025 to	9/1/2024 to	9/1/2025 to	9/1/2024 to
	2/28/2026	8/31/2025	2/28/2026	8/31/2025
Operations:
Net investment income	$24,013	$48,644	$10,401	$21,302
Net realized gain (loss)	(1,053)	(9,677)	(450)	(2,417)
Net change in unrealized appreciation (depreciation)	59,047	(28,768)	3,292	6,225
Net Increase in Net Assets Resulting from Operations	82,007	10,199	13,243	25,110
Distributions:
Class F	(20,386)	(41,442)	(9,588)	(19,757)
Class Y	(3,126)	(6,382)	(820)	(1,524)
Total Distributions	(23,512)	(47,824)	(10,408)	(21,281)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	94,717	350,344	35,523	134,587
Reinvestment of dividends & distributions	18,088	36,833	8,060	16,695
Cost of shares redeemed	(116,764)	(372,943)	(76,730)	(220,247)
Net Increase (Decrease) from Class F Transactions	(3,959)	14,234	(33,147)	(68,965)
Class Y:
Proceeds from shares issued	14,000	46,112	2,941	17,340
Reinvestment of dividends & distributions	2,070	4,683	617	1,185
Cost of shares redeemed	(21,659)	(45,311)	(3,884)	(11,535)
Net Increase (Decrease) from Class Y Transactions	(5,589)	5,484	(326)	6,990
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,548)	19,718	(33,473)	(61,975)
Net Increase (Decrease) in Net Assets	48,947	(17,907)	(30,638)	(58,146)
Net Assets:
Beginning of period	1,540,175	1,558,082	770,978	829,124
End of period	$1,589,122	$1,540,175	$740,340	$770,978
(1)	See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

76	SEI Tax Exempt Trust

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2025 to	9/1/2024 to	9/1/2025 to	9/1/2024 to	9/1/2025 to	9/1/2024 to	9/1/2025 to	9/1/2024 to
2/28/2026	8/31/2025	2/28/2026	8/31/2025	2/28/2026	8/31/2025	2/28/2026	8/31/2025
$2,537	$5,090	$616	$1,123	$1,014	$2,106	$1,313	$2,463
100	(2,607)	(143)	(278)	(42)	(225)	40	(751)
8,829	1,147	2,397	6	3,014	(70)	3,916	205
11,466	3,630	2,870	851	3,986	1,811	5,269	1,917

(2,316)	(4,636)	(623)	(1,102)	(1,015)	(2,084)	(1,212)	(2,239)
(233)	(451)	(2)	(5)	(4)	(14)	(114)	(213)
(2,549)	(5,087)	(625)	(1,107)	(1,019)	(2,098)	(1,326)	(2,452)

9,553	47,498	3,283	10,403	5,072	28,550	4,273	36,420
1,975	3,998	504	928	907	1,848	1,043	1,976
(22,257)	(58,718)	(4,454)	(9,922)	(6,935)	(30,852)	(6,042)	(33,197)
(10,729)	(7,222)	(667)	1,409	(956)	(454)	(726)	5,199

584	4,502	9	—	64	—	153	828
183	366	—	—	3	11	98	190
(3,084)	(3,368)	(2)	(133)	(3)	(468)	(826)	(909)
(2,317)	1,500	7	(133)	64	(457)	(575)	109
(13,046)	(5,722)	(660)	1,276	(892)	(911)	(1,301)	5,308
(4,129)	(7,179)	1,585	1,020	2,075	(1,198)	2,642	4,773

232,618	239,797	60,239	59,219	91,988	93,186	110,203	105,430
$228,489	$232,618	$61,824	$60,239	$94,063	$91,988	$112,845	$110,203

SEI Tax Exempt Trust	77

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2026 (Unaudited) and the year ended August 31, 2025

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2025 to	9/1/2024 to	9/1/2025 to	9/1/2024 to
	2/28/2026	8/31/2025	2/28/2026	8/31/2025
Operations:
Net investment income	$1,540	$3,019	$22,393	$43,623
Net realized loss	(135)	(275)	(10,167)	(2,233)
Net change in unrealized appreciation (depreciation)	3,929	304	31,588	(52,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,334	3,048	43,814	(10,683)
Distributions:
Class F	(1,527)	(2,969)	(13,677)	(30,594)
Class Y	(2)	(5)	(5,192)	(10,650)
Total Distributions	(1,529)	(2,974)	(18,869)	(41,244)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	6,898	28,565	26,156	106,568
Reinvestment of dividends & distributions	1,358	2,649	11,286	25,500
Cost of shares redeemed	(12,131)	(26,475)	(65,939)	(286,511)
Net Increase (Decrease) from Class F Transactions	(3,875)	4,739	(28,497)	(154,443)
Class Y:
Proceeds from shares issued	—	6	33,269	38,614
Reinvestment of dividends & distributions	2	5	3,936	8,083
Cost of shares redeemed	(135)	(7)	(39,068)	(36,545)
Net Increase (Decrease) from Class Y Transactions	(133)	4	(1,863)	10,152
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,008)	4,743	(30,360)	(144,291)
Net Increase (Decrease) in Net Assets	(203)	4,817	(5,415)	(196,218)
Net Assets:
Beginning of period	138,384	133,567	829,947	1,026,165
End of period	$138,181	$138,384	$824,532	$829,947

(1)	See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

78	SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2026 (Unaudited) and the years ended August 31, For a share outstanding throughout each year or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
Class F
2026 (1)	$10.92	$0.17	$0.42	$0.59	$(0.17)	$—	$(0.17)	$11.34	5.40%	$1,395,289	0.63%		0.83%	3.08%	9%
2025	11.18	0.33	(0.27)	0.06	(0.32)	—	(0.32)	10.92	0.58	1,348,018	0.64	(2)	0.82	2.98	25
2024	10.84	0.31	0.34	0.65	(0.31)	—	(0.31)	11.18	6.07	1,366,706	0.63		0.82	2.85	24
2023	11.00	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.84	1.11	1,443,612	0.63		0.81	2.60	18
2022	12.29	0.25	(1.26)	(1.01)	(0.25)	(0.03)	(0.28)	11.00	(8.31)	1,755,076	0.63		0.80	2.16	24
2021	12.09	0.26	0.22	0.48	(0.26)	(0.02)	(0.28)	12.29	3.98	2,033,780	0.63		0.80	2.15	11
Class Y
2026 (1)	$10.93	$0.18	$0.42	$0.60	$(0.18)	$—	$(0.18)	$11.35	5.53%	$193,833	0.38%		0.58%	3.33%	9%
2025	11.19	0.36	(0.27)	0.09	(0.35)	—	(0.35)	10.93	0.83	192,157	0.39	(3)	0.57	3.23	25
2024	10.85	0.34	0.34	0.68	(0.34)	—	(0.34)	11.19	6.33	191,376	0.38		0.57	3.10	24
2023	11.01	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.85	1.37	199,741	0.38		0.56	2.85	18
2022	12.30	0.28	(1.26)	(0.98)	(0.28)	(0.03)	(0.31)	11.01	(8.07)	174,307	0.38		0.55	2.41	24
2021	12.10	0.29	0.22	0.51	(0.29)	(0.02)	(0.31)	12.30	4.23	189,210	0.38		0.55	2.40	11
Short Duration Municipal Fund
Class F
2026 (1)	$10.05	$0.14	$0.04	$0.18	$(0.14)	$—	$(0.14)	$10.09	1.79%	$685,465	0.63%		0.83%	2.77%	16%
2025	10.00	0.26	0.05	0.31	(0.26)	—	(0.26)	10.05	3.12	715,984	0.64	(2)	0.83	2.59	31
2024	9.83	0.24	0.17	0.41	(0.24)	—	(0.24)	10.00	4.24	781,433	0.63		0.82	2.45	37
2023	9.83	0.18	—	0.18	(0.18)	—	(0.18)	9.83	1.87	918,844	0.63		0.81	1.85	40
2022	10.13	0.06	(0.30)	(0.24)	(0.06)	—	(0.06)	9.83	(2.33)	1,094,787	0.63		0.80	0.65	35
2021	10.13	0.08	—	0.08	(0.08)	—	(0.08)	10.13	0.77	1,188,974	0.63		0.81	0.77	30
Class Y
2026 (1)	$10.04	$0.15	$0.04	$0.19	$(0.15)	$—	$(0.15)	$10.08	1.91%	$54,875	0.38%		0.58%	3.02%	16%
2025	9.99	0.28	0.05	0.33	(0.28)	—	(0.28)	10.04	3.38	54,994	0.39	(3)	0.58	2.84	31
2024	9.82	0.27	0.17	0.44	(0.27)	—	(0.27)	9.99	4.50	47,691	0.38		0.57	2.70	37
2023	9.82	0.21	—	0.21	(0.21)	—	(0.21)	9.82	2.12	52,717	0.38		0.56	2.10	40
2022	10.12	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.82	(2.10)	63,199	0.38		0.55	0.90	35
2021	10.12	0.10	—	0.10	(0.10)	—	(0.10)	10.12	1.01	62,824	0.38		0.56	1.02	30
California Municipal Bond Fund
Class F
2026 (1)	$10.19	$0.11	$0.40	$0.51	$(0.11)	$—	$(0.11)	$10.59	5.07%	$208,943	0.60%		0.83%	2.21%	7%
2025	10.24	0.21	(0.05)	0.16	(0.21)	—	(0.21)	10.19	1.55	211,532	0.61	(4)	0.83	2.03	28
2024	9.99	0.18	0.25	0.43	(0.18)	—	(0.18)	10.24	4.37	220,137	0.60		0.82	1.80	26
2023	10.10	0.16	(0.09)	0.07	(0.16)	(0.02)	(0.18)	9.99	0.73	229,828	0.60		0.82	1.60	11
2022	11.13	0.15	(1.00)	(0.85)	(0.15)	(0.03)	(0.18)	10.10	(7.71)	267,060	0.60		0.81	1.44	9
2021	11.18	0.16	(0.01)	0.15	(0.16)	(0.04)	(0.20)	11.13	1.31	329,000	0.60		0.81	1.42	8
Class Y
2026 (1)	$10.20	$0.12	$0.40	$0.52	$(0.12)	$—	$(0.12)	$10.60	5.15%	$19,546	0.45%		0.58%	2.36%	7%
2025	10.24	0.22	(0.05)	0.17	(0.21)	—	(0.21)	10.20	1.74	21,086	0.46	(5)	0.58	2.18	28
2024	10.00	0.20	0.24	0.44	(0.20)	—	(0.20)	10.24	4.42	19,660	0.45		0.57	1.95	26
2023	10.09	0.17	(0.07)	0.10	(0.17)	(0.02)	(0.19)	10.00	1.00	21,238	0.45		0.57	1.75	11
2022	11.12	0.17	(1.00)	(0.83)	(0.17)	(0.03)	(0.20)	10.09	(7.58)	35,948	0.45		0.56	1.60	9
2021	11.17	0.17	(0.01)	0.16	(0.17)	(0.04)	(0.21)	11.12	1.46	29,632	0.45		0.56	1.57	8
Massachusetts Municipal Bond Fund
Class F
2026 (1)	$10.11	$0.10	$0.39	$0.49	$(0.11)	$—	$(0.11)	$10.49	4.82%	$61,665	0.64%		0.88%	2.03%	9%
2025	10.16	0.18	(0.05)	0.13	(0.18)	—	(0.18)	10.11	1.32	60,092	0.65	(2)	0.86	1.83	20
2024	9.91	0.16	0.25	0.41	(0.16)	—	(0.16)	10.16	4.18	58,938	0.64		0.83	1.58	21
2023	9.96	0.14	(0.05)	0.09	(0.14)	—	(0.14)	9.91	0.92	61,290	0.63		0.82	1.40	14
2022	10.98	0.13	(0.97)	(0.84)	(0.13)	(0.05)	(0.18)	9.96	(7.78)	72,934	0.63		0.82	1.21	5
2021	11.06	0.13	(0.03)	0.10	(0.13)	(0.05)	(0.18)	10.98	0.93	83,982	0.63		0.82	1.21	9
Class Y
2026 (1)	$10.10	$0.11	$0.38	$0.49	$(0.11)	$—	$(0.11)	$10.48	4.90%	$159	0.49%		0.63%	2.18%	9%
2025	10.14	0.20	(0.04)	0.16	(0.20)	—	(0.20)	10.10	1.57	147	0.50	(6)	0.61	1.98	20
2024	9.90	0.17	0.25	0.42	(0.18)	—	(0.18)	10.14	4.24	281	0.49		0.58	1.73	21
2023	9.94	0.15	(0.03)	0.12	(0.16)	—	(0.16)	9.90	1.17	337	0.48		0.57	1.55	14
2022	10.97	0.14	(0.98)	(0.84)	(0.14)	(0.05)	(0.19)	9.94	(7.74)	882	0.48		0.57	1.36	5
2021	11.04	0.15	(0.02)	0.13	(0.15)	(0.05)	(0.20)	10.97	1.18	862	0.48		0.57	1.36	9

SEI Tax Exempt Trust	79

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2026 (Unaudited) and the years ended August 31, For a share outstanding throughout each year or period

*	Per share calculated using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	For the six-month period ended February 28, 2026. All ratios for the period have been annualized.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

80	SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2026 (Unaudited) and the years ended August 31, For a share outstanding throughout each year or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New Jersey Municipal Bond Fund
Class F
2026 (1)	$9.95	$0.11	$0.32	$0.43	$(0.11)	$—	$(0.11)	$10.27	4.35%	$93,714	0.60%		0.83%	2.21%	4%
2025	9.98	0.22	(0.03)	0.19	(0.22)	—	(0.22)	9.95	1.91	91,712	0.62	(2)	0.83	2.20	25
2024	9.78	0.20	0.20	0.40	(0.20)	—	(0.20)	9.98	4.12	92,445	0.61		0.82	2.01	21
2023	9.84	0.19	(0.06)	0.13	(0.19)	—	(0.19)	9.78	1.33	92,987	0.60		0.82	1.90	19
2022	10.73	0.17	(0.89)	(0.72)	(0.17)	—	(0.17)	9.84	(6.78)	108,363	0.60		0.82	1.63	12
2021	10.77	0.19	(0.03)	0.16	(0.19)	(0.01)	(0.20)	10.73	1.44	121,735	0.60		0.81	1.74	6
Class Y
2026 (1)	$9.95	$0.12	$0.32	$0.44	$(0.12)	$—	$(0.12)	$10.27	4.43%	$349	0.45%		0.58%	2.36%	4%
2025	9.98	0.23	(0.03)	0.20	(0.23)	—	(0.23)	9.95	2.06	276	0.47	(3)	0.58	2.33	25
2024	9.77	0.21	0.21	0.42	(0.21)	—	(0.21)	9.98	4.39	741	0.46		0.57	2.16	21
2023	9.84	0.20	(0.07)	0.13	(0.20)	—	(0.20)	9.77	1.38	746	0.45		0.57	2.05	19
2022	10.73	0.18	(0.89)	(0.71)	(0.18)	—	(0.18)	9.84	(6.64)	1,052	0.45		0.57	1.79	12
2021	10.77	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	10.73	1.59	1,077	0.45		0.56	1.89	6
New York Municipal Bond Fund
Class F
2026 (1)	$10.22	$0.12	$0.37	$0.49	$(0.12)	$—	$(0.12)	$10.59	4.85%	$103,878	0.60%		0.83%	2.37%	9%
2025	10.28	0.22	(0.06)	0.16	(0.22)	—	(0.22)	10.22	1.59	100,986	0.61	(2)	0.83	2.18	40
2024	10.02	0.19	0.26	0.45	(0.19)	—	(0.19)	10.28	4.52	96,269	0.61		0.82	1.85	19
2023	10.07	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	10.02	1.31	102,989	0.60		0.82	1.67	23
2022	11.07	0.15	(0.89)	(0.74)	(0.15)	(0.11)	(0.26)	10.07	(6.80)	122,816	0.60		0.82	1.45	11
2021	11.03	0.16	0.09	0.25	(0.16)	(0.05)	(0.21)	11.07	2.26	147,951	0.60		0.81	1.46	17
Class Y
2026 (1)	$10.21	$0.13	$0.36	$0.49	$(0.13)	$—	$(0.13)	$10.57	4.84%	$8,967	0.45%		0.58%	2.52%	9%
2025	10.27	0.24	(0.06)	0.18	(0.24)	—	(0.24)	10.21	1.74	9,217	0.46	(3)	0.58	2.33	40
2024	10.00	0.20	0.27	0.47	(0.20)	—	(0.20)	10.27	4.78	9,161	0.46		0.57	2.00	19
2023	10.05	0.18	(0.04)	0.14	(0.18)	(0.01)	(0.19)	10.00	1.46	9,591	0.45		0.57	1.82	23
2022	11.05	0.17	(0.89)	(0.72)	(0.17)	(0.11)	(0.28)	10.05	(6.68)	18,421	0.45		0.57	1.60	11
2021	11.01	0.18	0.09	0.27	(0.18)	(0.05)	(0.23)	11.05	2.42	20,785	0.45		0.56	1.61	17
Pennsylvania Municipal Bond Fund
Class F
2026 (1)	$10.39	$0.12	$0.29	$0.41	$(0.12)	$—	$(0.12)	$10.68	4.02%	$138,058	0.63%		0.75%	2.27%	6%
2025	10.38	0.22	0.01	0.23	(0.22)	—	(0.22)	10.39	2.22	138,133	0.64	(4)	0.85	2.14	18
2024	10.14	0.20	0.24	0.44	(0.20)	—	(0.20)	10.38	4.36	133,321	0.64		0.84	1.94	20
2023	10.25	0.18	(0.11)	0.07	(0.18)	—	(0.18)	10.14	0.68	142,567	0.63		0.84	1.75	7
2022	11.29	0.17	(1.02)	(0.85)	(0.17)	(0.02)	(0.19)	10.25	(7.66)	165,277	0.63		0.84	1.55	6
2021	11.34	0.17	—	0.17	(0.17)	(0.05)	(0.22)	11.29	1.53	180,465	0.63		0.83	1.54	7
Class Y
2026 (1)	$10.39	$0.13	$0.29	$0.42	$(0.13)	$—	$(0.13)	$10.68	3.94%	$123	0.48%		0.60%	2.40%	6%
2025	10.38	0.24	—	0.24	(0.23)	—	(0.23)	10.39	2.38	251	0.49	(5)	0.60	2.30	18
2024	10.13	0.21	0.25	0.46	(0.21)	—	(0.21)	10.38	4.60	246	0.48		0.59	2.10	20
2023	10.25	0.19	(0.12)	0.07	(0.19)	—	(0.19)	10.13	0.73	236	0.48		0.59	1.90	7
2022	11.29	0.18	(1.02)	(0.84)	(0.18)	(0.02)	(0.20)	10.25	(7.52)	866	0.48		0.59	1.70	6
2021	11.34	0.19	—	0.19	(0.19)	(0.05)	(0.24)	11.29	1.67	951	0.48		0.58	1.69	7
Tax-Advantaged Income Fund
Class F
2026 (1)	$8.90	$0.24	$0.24	$0.48	$(0.21)	$—	$(0.21)	$9.17	5.39%	$598,567	0.86%		1.10%	5.43%	14%
2025	9.44	0.44	(0.56)	(0.12)	(0.42)	—	(0.42)	8.90	(1.37)	608,823	0.87	(6)	1.09	4.78	20
2024	8.94	0.47	0.47	0.94	(0.44)	—	(0.44)	9.44	10.77	802,059	0.86		1.08	5.19	23
2023	9.36	0.44	(0.45)	(0.01)	(0.41)	—	(0.41)	8.94	(0.07)	849,722	0.86		1.08	4.84	27
2022	10.87	0.38	(1.45)	(1.07)	(0.37)	(0.07)	(0.44)	9.36	(10.01)	1,006,757	0.86		1.08	3.72	24
2021	10.39	0.38	0.52	0.90	(0.36)	(0.06)	(0.42)	10.87	8.93	1,189,304	0.86		1.08	3.53	17
Class Y
2026 (1)	$8.89	$0.26	$0.23	$0.49	$(0.22)	$—	$(0.22)	$9.16	5.52%	$225,965	0.61%		0.85%	5.69%	14%
2025	9.43	0.46	(0.56)	(0.10)	(0.44)	—	(0.44)	8.89	(1.13)	221,124	0.62	(7)	0.84	5.03	20
2024	8.93	0.50	0.46	0.96	(0.46)	—	(0.46)	9.43	11.05	224,106	0.62		0.84	5.43	23
2023	9.35	0.46	(0.45)	0.01	(0.43)	—	(0.43)	8.93	0.18	206,077	0.61		0.83	5.09	27
2022	10.86	0.40	(1.44)	(1.04)	(0.40)	(0.07)	(0.47)	9.35	(9.80)	171,151	0.61		0.83	3.98	24
2021	10.38	0.40	0.53	0.93	(0.39)	(0.06)	(0.45)	10.86	9.20	185,211	0.61		0.83	3.78	17

SEI Tax Exempt Trust	81

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2026 (Unaudited) and the years ended August 31,

For a share outstanding throughout each year or period

*	Per share calculated using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the six-month period ended February 28, 2026. All ratios for the period have been annualized.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.
(7)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.61%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

82	SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (Unaudited)

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Trust is registered to offer Class F and Class Y shares of each Fund.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker.

SEI Tax Exempt Trust	83

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026 (Unaudited)

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC, through the Committee, or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

84	SEI Tax Exempt Trust

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2026, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date.

Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use interest rate futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of February 28, 2026, if applicable.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method.

SEI Tax Exempt Trust	85

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026 (Unaudited)

Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions and prime broker fees, taxes, costs associated with litigation- or tax-related services, Trustee fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

86	SEI Tax Exempt Trust

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Short Duration Municipal Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
California Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Massachusetts Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
New Jersey Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
New York Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Pennsylvania Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Tax-Advantaged Income Fund	0.3000%	0.2550%	0.2100%	0.1650%	0.1200%

As of February 28, 2026, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Intermediate-Term Municipal Fund

Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust Insight North America LLC

Wellington Management Company LLP
Short Duration Municipal Fund
Allspring Global Investments, LLC

Neuberger Berman Investment Advisers LLC

Investment Sub-Adviser

California Municipal Bond Fund
Insight North America LLC
Massachusetts Municipal Bond Fund
Insight North America LLC

New Jersey Municipal Bond Fund

Insight North America LLC

New York Municipal Bond Fund
Insight North America LLC
Pennsylvania Municipal Bond Fund
Insight North America LLC

Tax-Advantaged Income Fund

Allspring Global Investments, LLC

SEI Tax Exempt Trust	87

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026 (Unaudited)

Investment Sub-Adviser

Pacific Investment Management Company LLC

Spectrum Asset Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the period ended February 28, 2026, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended February 28, 2026, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the period ended February 28, 2026, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$129,821	$129,821
Sales	—	134,599	134,599
Short Duration Municipal Fund
Purchases	—	104,112	104,112
Sales	—	118,192	118,192
California Municipal Bond Fund
Purchases	—	15,447	15,447
Sales	—	26,201	26,201
Massachusetts Municipal Bond Fund
Purchases	—	5,441	5,441
Sales	—	5,709	5,709
New Jersey Municipal Bond Fund
Purchases	—	3,560	3,560
Sales	—	5,042	5,042
New York Municipal Bond Fund
Purchases	—	9,679	9,679
Sales	—	10,187	10,187
Pennsylvania Municipal Bond Fund
Purchases	—	7,506	7,506
Sales	—	9,641	9,641
Tax-Advantaged Income Fund
Purchases	—	97,948	97,948
Sales	—	153,244	153,244

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the Funds did not incur any interest or penalties.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of market discount adjustments, defaulted bond adjustments, perpetual bond adjustments, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and distribution reclassifications. There are no permanent differences credited or charged to paid-in capital and distributable earnings as of February 28, 2026.

88	SEI Tax Exempt Trust

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2025	$47,332	$492	$—	$47,824
	2024	44,341	394	—	44,735
Short Duration Municipal Fund	2025	21,228	53	—	21,281
	2024	21,626	84	—	21,710
California Municipal Bond Fund	2025	4,940	147	—	5,087
	2024	4,226	116	—	4,342
Massachusetts Municipal Bond Fund	2025	1,076	31	—	1,107
	2024	930	32	—	962
New Jersey Municipal Bond Fund	2025	2,026	72	—	2,098
	2024	1,814	48	—	1,862
New York Municipal Bond Fund	2025	2,364	88	—	2,452
	2024	1,956	62	—	2,018
Pennsylvania Municipal Bond Fund	2025	2,907	67	—	2,974
	2024	2,586	46	—	2,632
Tax-Advantaged Income Fund	2025	26,082	15,162	—	41,244
	2024	30,828	18,433	—	49,261

As of August 31, 2025 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$3,976	$—	$—	$(53,873)	$—	$(42,760)	$(3,952)	$(96,609)
Short Duration Municipal Fund	1,805	—	—	(11,431)	—	2,165	(1,797)	(9,258)
California Municipal Bond Fund	387	—	—	(6,260)	—	(7,154)	(367)	(13,394)
Massachusetts Municipal Bond Fund	102	—	—	(1,121)	—	(1,480)	(99)	(2,598)
New Jersey Municipal Bond Fund	178	—	—	(877)	—	(2,385)	(179)	(3,263)
New York Municipal Bond Fund	228	—	—	(1,716)	—	(1,694)	(222)	(3,404)
Pennsylvania Municipal Bond Fund	258	—	—	(1,537)	—	(2,494)	(251)	(4,024)
Tax-Advantaged Income Fund	4,187	—	—	(42,727)	—	(75,944)	(2,962)	(117,446)

Post-October losses represent losses realized on investment transactions from November 1, 2024 through August 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/25 ($ Thousands)
Intermediate-Term Municipal Fund	$21,363	$32,510	$53,873
Short Duration Municipal Fund	697	10,734	11,431

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/25 ($ Thousands)
California Municipal Bond Fund	–	6,260	6,260
Massachusetts Municipal Bond Fund	9	1,112	1,121

SEI Tax Exempt Trust	89

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026 (Unaudited)

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/25 ($ Thousands)
New Jersey Municipal Bond Fund	97	780	877
New York Municipal Bond Fund	–	1,716	1,716
Pennsylvania Municipal Bond Fund	16	1,521	1,537
Tax-Advantaged Income Fund	13,985	28,742	42,727

During the year ended August 31, 2025, Tax-Advantaged Income Fund utilized $1,921 ($ Thousands) in capital loss carryforwards to offset capital gains.

At February 28, 2026, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,562,358	$41,540	$(24,998)	$16,542
Short Duration Municipal Fund	744,208	6,890	(1,444)	5,446
California Municipal Bond Fund	224,662	5,287	(3,612)	1,675
Massachusetts Municipal Bond Fund	60,324	1,680	(763)	917
New Jersey Municipal Bond Fund	92,693	1,816	(1,187)	629
New York Municipal Bond Fund	109,576	2,958	(736)	2,222
Pennsylvania Municipal Bond Fund	135,417	2,996	(1,543)	1,453
Tax-Advantaged Income Fund	864,777	37,328	(81,888)	(44,560)

6. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

90	SEI Tax Exempt Trust

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

SEI Tax Exempt Trust	91

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026 (Unaudited)

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

92	SEI Tax Exempt Trust

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

7. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2025 to 02/28/2026	09/01/2024 to 08/31/2025	09/01/2025 to 02/28/2026	09/01/2024 to 08/31/2025	09/01/2025 to 02/28/2026	09/01/2024 to 08/31/2025
Shares Issued and Redeemed:
Class F:
Shares Issued	8,460	31,684	3,535	13,490	916	4,671
Shares Issued in Lieu of Dividends and Distributions	1,615	3,344	802	1,671	189	395
Redeemed	(10,458)	(33,875)	(7,635)	(22,070)	(2,136)	(5,816)
Total Class F Transactions	(383)	1,153	(3,298)	(6,909)	(1,031)	(750)
Class Y:
Shares Issued	1,250	4,168	292	1,741	56	443
Shares Issued in Lieu of Dividends and Distributions	185	425	61	119	18	36
Redeemed	(1,935)	(4,122)	(386)	(1,157)	(297)	(332)
Total Class Y Transactions	(500)	471	(33)	703	(223)	147
Increase (Decrease) in Share Transactions	(883)	1,624	(3,331)	(6,206)	(1,254)	(603)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2025 to 02/28/2026	09/01/2024 to 08/31/2025	09/01/2025 to 02/28/2026	09/01/2024 to 08/31/2025	09/01/2025 to 02/28/2026	09/01/2024 to 08/31/2025
Shares Issued and Redeemed:
Class F:
Shares Issued	319	1,035	500	2,886	409	3,583
Shares Issued in Lieu of Dividends and Distributions	49	92	89	186	100	194
Redeemed	(432)	(988)	(684)	(3,115)	(580)	(3,260)
Total Class F Transactions	(64)	139	(95)	(43)	(71)	517
Class Y:
Shares Issued	1	—	6	—	15	81
Shares Issued in Lieu of Dividends and Distributions	—	—	—	1	9	19
Redeemed	—	(13)	—	(47)	(79)	(89)
Total Class Y Transactions	1	(13)	6	(46)	(55)	11
Increase (Decrease) in Share Transactions	(63)	126	(89)	(89)	(126)	528

SEI Tax Exempt Trust	93

NOTES TO FINANCIAL STATEMENTS (Concluded)

February 28, 2026 (Unaudited)

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2025 to 02/28/2026	09/01/2024 to 08/31/2025	09/01/2025 to 02/28/2026	09/01/2024 to 08/31/2025
Shares Issued and Redeemed:
Class F:
Shares Issued	653	2,774	2,879	11,497
Shares Issued in Lieu of Dividends and Distributions	128	257	1,240	2,770
Redeemed	(1,151)	(2,573)	(7,257)	(30,883)
Total Class F Transactions	(370)	458	(3,138)	(16,616)
Class Y:
Shares Issued	—	1	3,667	4,179
Shares Issued in Lieu of Dividends and Distributions	—	—	433	881
Redeemed	(12)	(1)	(4,306)	(3,971)
Total Class Y Transactions	(12)	—	(206)	1,089
Increase (Decrease) in Share Transactions	(382)	458	(3,344)	(15,527)

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 28, 2026, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	94.97%
Class Y	83.03%
Short Duration Municipal Fund
Class F	95.80%
Class Y	77.34%
California Municipal Bond Fund
Class F	94.48%
Class Y	97.70%
Massachusetts Municipal Bond Fund
Class F	97.65%
Class Y	87.79%
New Jersey Municipal Bond Fund
Class F	97.12%
Class Y	49.84%
New York Municipal Bond Fund
Class F	96.38%
Class Y	95.67%
Pennsylvania Municipal Bond Fund
Class F	95.72%
Class Y	83.87%
Tax-Advantaged Income Fund
Class F	94.92%
Class Y	93.82%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

9. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

94	SEI Tax Exempt Trust

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

SEI Tax Exempt Trust	95

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approval, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

96	SEI Tax Exempt Trust

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

At the September 15-17, 2025 meeting of the Board, the Trustees, including a majority of the Independent Trustees, initially approved a Sub-Advisory Agreement between SIMC and Nomura Investments Fund Advisers (“Sub-Adviser”) (the “New Sub-Advisory Agreement”), for services provided to STET Intermediate-Term Municipal Fund (the “Fund”) to take effect upon the expected acquisition by the Sub-Adviser of the prior sub-advisor, Delaware Investment Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust (the “Acquisition”), which could be deemed to be a “change in control” of DIFA and thus would result in an “assignment” (as defined under the Investment Company Act of 1940, as amended) and automatic termination of the DIFA Sub-Advisory Agreement. The Trustees further considered the Sub-Adviser’s representation that the Acquisition was not expected to result in changes to how the Sub-Adviser conducts its business and its management of the Funds, as well as the fact that the New Sub-Advisory Agreement is materially identical to the DIFA Sub-Advisory Agreement. The Board’s approval was based on its consideration and evaluation of the factors described above. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Adviser and the resources of the Sub-Adviser and their affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Adviser to the Fund and the resources of the Sub-Adviser and its affiliates dedicated to the Fund were sufficient to support the approval of the Sub-Advisory Agreement.

Performance. The Trustees were provided with regular reports regarding the Fund’s performance and DIFA’s, contribution thereto, over various time periods. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the DIFA, and the continuation of Fund provided services by the Sub-Adviser, was sufficient to support the approval of the New Sub-Advisory Agreement.

Fees. With respect to the Fund’s expenses under the New Sub-Advisory Agreement, the Trustees considered the rate of compensation called for by the New Sub-Advisory Agreement and the Fund’s net operating expense ratio. When considering fees paid to Sub-Adviser, the Board took into account the fact that the Sub-Adviser is compensated by SIMC and not by the Fund directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Furthermore, the rate of compensation for the New Sub-Advisory Agreement was identical to the DIFA Sub-Advisory Agreement. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported the approval of the New Sub-Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Adviser and its affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Furthermore, the rate of compensation for the New Sub-Advisory Agreement was identical to the DIFA Sub-Advisory Agreement. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of the Sub-Adviser is reasonable and supported the approval of the New Sub-Advisory Agreement.

SEI Tax Exempt Trust	97

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Concluded)

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the New Sub-Advisory Agreement and concluded that the compensation under such Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

98	SEI Tax Exempt Trust

SEI Tax Exempt Trust / Semi-Annual Financials and Other Information / February 28, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance

Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

®	1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-090 (2/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable for semi-annual report.

(a)(5) Not applicable for semi-annual report.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 6, 2026

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: May 6, 2026